UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report March 31, 2010

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

Semiannual Report March 31, 2010 EATON VANCE NATIONAL MUNICIPAL INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance National Municipal Income Fund as of March 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions
During the six months ending March 31, 2010, the U.S. economy and the capital markets remained relatively stable, despite continued high unemployment and concerns over the U.S. budget. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce.

Thomas M. Metzold, CFA
Portfolio Manager
During the six-month period, the municipal bond market’s performance was relatively flat, with slightly negative returns in the fourth quarter of 2009 being offset by positive performance of just over 1% in the first quarter of 2010. For the period, the Fund’s primary benchmark, the Barclays Capital Municipal Bond Index (the Index)—a broad-based index of municipal bonds—gained 0.28%.1 This modest performance followed one of the best calendar year periods for municipals in many years, however. Moreover, economic fundamentals continued to improve and demand for municipals remained strong.
The significant performance disparities among the municipal market’s segments, which became historically wide during 2008 and the first three quarters of 2009, began to dissipate during the six-month period. For the first time in almost two years, we witnessed a period in which there were not significant differences in muni performance by maturity, credit quality and sector. In the face of limited tax-exempt supply due to the success of the Build America Bond program, demand from municipal investors remained positive during the period, though the gusto with which they purchased municipal funds waned from 2009 levels. We believe lighter inflows were likely driven by lower yields, a continuation of credit-related headline “noise” and investor preparation for tax bills in March and April.
Management Discussion
During the six months ending March 31, 2010, the Fund’s Class A shares at net asset value underperformed the Index.1 Given the combination of the Fund’s objective of providing tax-exempt income and the municipal yield curve’s historically upward slope, the Fund generally holds longer-maturity bonds relative to the broad market and many of our competitors. Our bias toward long maturities was the basis for much of the Fund’s significant relative outperformance in the first three quarters of 2009, though it detracted from relative performance during the six-month period. Careful investment down the credit spectrum, while aiding performance throughout much of 2009, also detracted during the period as the market’s highest quality bonds performed best.
Management employed leverage in the Fund, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets.2
As we move ahead, we recognize that many state and local governments face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state and local officials formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage the Fund with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, will serve municipal investors well over the long term.
Effective December 1, 2009, the Fund changed its name from Eaton Vance National Municipals Fund to Eaton Vance National Municipal Income Fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

[1]	It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

[2]	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance National Municipal Income Fund as of March 31, 2010
PERFORMANCE INFORMATION
Portfolio Manager: Thomas M. Metzold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EANAX	EVHMX	ECHMX	EIHMX

Average Annual Total Returns (at net asset value)

Six Months	-1.36%	-1.79%	-1.79%	-1.24%
One Year	25.06	24.20	24.20	25.35
Five Years	2.39	1.64	1.64	2.66
10 Years	5.09	4.49	4.30	5.33
Life of Fund†	5.68	5.65	4.15	4.85
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-6.04%	-6.58%	-2.75%	-1.24%
One Year	19.07	19.20	23.20	25.35
Five Years	1.40	1.31	1.64	2.66
10 Years	4.58	4.49	4.30	5.33
Life of Fund†	5.36	5.65	4.15	4.85

†	Inception dates: Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.93%	1.68%	1.68%	0.67%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.41%	4.72%	4.72%	5.64%
Taxable-Equivalent Distribution Rate[3,4]	8.32	7.26	7.26	8.68
SEC 30-day Yield[5]	5.32	4.83	4.83	5.84
Taxable-Equivalent SEC 30-day Yield[4,5]	8.18	7.43	7.43	8.98
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.43%
One Year	9.69	17.35
Five Years	4.58	3.96
10 Years	5.58	6.01
Lipper Averages7 (Average Annual Total Returns)

Lipper General Municipal Debt Funds Classification
Six Months	0.05%
One Year	12.86
Five Years	3.18
10 Years	4.45

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]	Source: Prospectus dated 2/1/10. Includes interest expense of 0.23% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 245, 232, 187 and 155 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

2

Eaton Vance National Municipal Income Fund as of March 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 11 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	24.7%
AA	30.0%
A	24.7%
BBB	12.5%

BB	0.2%
B	3.1%
CCC	0.4%
Not Rated	4.4%
Fund Statistics2

• Number of Issues:	323
• Average Maturity:	26.2	years
• Average Effective Maturity:	20.4	years
• Average Call Protection:	11.0	years
• Average Dollar Price:	$89.26
• RIB Leverage[3]:	13.9%

[1]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 11 to the Fund’s financial statements.

[3]	See Note 11 to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

3

Eaton Vance National Municipal Income Fund as of March 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 – March 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance National Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/09)	(3/31/10)	(10/1/09 – 3/31/10)

Actual
Class A	$1,000.00	$986.40	$3.91
Class B	$1,000.00	$982.10	$7.61
Class C	$1,000.00	$982.10	$7.61
Class I	$1,000.00	$987.60	$2.73

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.98
Class B	$1,000.00	$1,017.30	$7.75
Class C	$1,000.00	$1,017.30	$7.75
Class I	$1,000.00	$1,022.20	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class A shares, 1.54% for Class B shares, 1.54% for Class C shares and 0.55% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2009.

4

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.1%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.6%

$22,150	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,157,088
3,800	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	2,253,514
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	12,204,858
1,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	427,500
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	1,429,400

		$38,472,360

Education — 6.4%

$15,095	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$15,470,111
47,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(2)	48,826,485
2,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37	2,569,800
29,320	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	29,346,681
31,000	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	30,867,940
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	6,335,740
50,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)(3)	55,633,750
52,190	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(4)	58,070,247
4,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	5,272,595
45,615	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	49,673,671
20,865	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40	20,428,713
14,590	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	14,086,645
10,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	10,299,500
15,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(2)	15,793,950
16,175	St. Joseph County, IN, Educational Facilities, (University of Notre Dame Du Lac Project), 5.00%, 3/1/36	17,077,403

		$379,753,231

Electric Utilities — 2.4%

$9,260	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$4,464,894
32,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	20,239,375
12,050	Long Island, NY, Electric Power Authority, 5.75%, 4/1/39	13,126,788
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,912,950
42,200	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	44,460,654
50,975	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	52,917,148

		$140,121,809

Escrowed / Prerefunded — 0.1%

$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,233,256

		$3,233,256

General Obligations — 11.8%

$24,490	California, 5.50%, 11/1/39	$24,453,266
32,360	California, 6.00%, 4/1/38	34,083,170
15,690	California, (AMT), 5.05%, 12/1/36	14,101,544
94,200	Clark County, NV, 5.00%, 6/1/38(2)	94,884,834
60,945	Florida Board of Education, 5.00%, 6/1/37(2)	62,962,889
20,230	Maricopa County, AZ, Community College District, 3.00%, 7/1/23(4)	18,726,506
56,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	55,927,760
5,275	Newton, MA, 5.00%, 4/1/36	5,639,555
11,480	Newton, MA, 5.00%, 4/1/39	12,228,840
41,620	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(2)	43,638,570
10,000	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38	10,484,900
3,085	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/22	1,798,740
19,395	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	10,073,763
12,960	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	6,366,341
12,910	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	5,994,888

See notes to financial statements

5

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

General Obligations (continued)

$11,290	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/27	$4,941,746
9,970	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/28	4,129,973
36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	36,939,062
57,400	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	60,121,621
76,095	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32	76,272,301
115,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(2)	114,105,300

		$697,875,569

Health Care-Miscellaneous — 0.1%

$797	Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	$796,936
1,169	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(5)	1,196,146
1,250	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(5)	1,280,396

		$3,273,478

Hospital — 15.4%

$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(2)	$34,488,514
6,125	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	6,253,441
16,640	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	16,894,426
18,600	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	18,923,268
36,700	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	38,272,045
49,110	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	46,487,035
11,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	10,338,790
10,670	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,475,166
7,145	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	6,812,686
19,785	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,072,146
68,805	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	64,198,505
59,525	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	56,205,886
5,095	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	4,551,771
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	10,480,437
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	12,935,686
11,665	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	10,935,938
49,020	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(2)	51,454,333
42,470	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	42,585,094
53,260	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	60,066,095
35,300	Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 4.75%, 5/15/42	31,717,403
18,900	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,924,572
20,655	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	19,170,938
54,300	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	55,287,988
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,609,600
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,783,560
4,065	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	4,011,586
4,150	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,247,650
41,400	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	40,690,404
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(2)	61,439,490
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(2)	72,094,500
23,690	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(13)	21,636,551
16,675	Washington Township Health Care District, 6.25%, 7/1/39	17,435,213
10,480	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	10,409,889
6,685	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/39	6,693,958

See notes to financial statements

6

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$8,475	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	$7,563,344
8,865	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	7,941,888

		$915,089,796

Housing — 4.6%

$6,540	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$4,173,632
22,350	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	18,271,796
35,320	California Housing Finance Agency, (AMT), 5.60%, 8/1/38	33,773,337
8,215	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,206,621
14,375	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	11,765,219
26,130	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	25,472,047
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	7,751,134
22,005	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	22,033,606
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	24,159,192
26,900	Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	27,506,595
40,250	Virginia Housing Development Authority, (AMT), 5.875%, 7/1/35	42,179,182
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 31.756%, 10/1/35(5)(6)(7)	7,990,577
18,345	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,595,409
18,750	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	19,005,937

		$270,884,284

Industrial Development Revenue — 8.6%

$6,365	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$6,162,147
1,980	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,745,449
2,460	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,075,379
14,360	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	11,157,002
37,970	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	31,586,863
5,050	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,757,858
10	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	9,786
40,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	39,444,000
60,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	60,760,800
49,635	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37(8)	52,099,874
200	Lowndes County, MS, (Weyerhaeuser), 6.80%, 4/1/22	212,668
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	144,081
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	4,142,711
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	17,615,332
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,247,099
53,150	New Jersey Economic Development Authority, (New Jersey American Water Co.), (AMT), 5.70%, 10/1/39	53,467,306
36,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	36,469,440
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	3,037,050
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	10,211,600
12,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	12,400,080
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	12,859,500
149,105	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	140,614,961
1,600	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,436,256
300	Warren County, MS, (International Paper), (AMT), 6.70%, 8/1/18	303,294

		$507,960,536

Insured-Bond Bank — 0.0%

$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$421,097

		$421,097

See notes to financial statements

7

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 0.1%

$9,145	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$8,508,874

		$8,508,874

Insured-Electric Utilities — 2.5%

$20,000	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), (AMT), 4.75%, 12/1/23	$19,394,200
49,815	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	45,176,227
40,660	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	44,455,205
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	36,581,819

		$145,607,451

Insured-General Obligations — 5.2%

$5,000	California, (AGC), 4.75%, 9/1/35	$4,666,450
8,485	California, (AGM), 3.25%, 12/1/28	6,384,708
23,610	Clark County, NV, (AMBAC), (BHAC), 3.50%, 11/1/27	20,398,096
92,810	District of Columbia, (FGIC), (NPFG), 4.50%, 6/1/37	89,834,511
70,675	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	71,054,525
12,250	Frisco, TX, Independent School District, (AGM), (PSF Guranteed), 3.75%, 8/15/38(4)	10,758,685
4,425	Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	3,566,506
13,625	Kendall Kane and Will Counties, IL, Community Unit School District No. 308, (AGM), 0.00%, 2/1/21	8,235,222
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	50,103,095
7,055	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	6,463,368
10,655	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/24	4,697,683
31,565	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	31,424,220

		$307,587,069

Insured-Hospital — 1.0%

$110	Hinds County, MS, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12	$111,859
1,305	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	1,296,374
38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(2)	37,761,324
4,675	Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 4.75%, 8/15/36	4,541,903
12,000	Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,851,520
6	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93 Program, (AGM), 7.75%, 7/1/10	6,035
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (NPFG), 5.125%, 2/15/22	5,005,650

		$61,574,665

Insured-Housing — 0.2%

$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,004,440
10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	10,144,900

		$13,149,340

Insured-Lease Revenue / Certificates of Participation — 1.3%

$83,305	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$72,217,104
1,750	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,721,335
250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	300,215

		$74,238,654

Insured-Other Revenue — 5.0%

$89,160	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$82,250,100
46,605	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/25	19,113,643
50,700	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	19,349,148
68,155	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,554,833
25,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	2,597,750
1,535	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AGC), 4.50%, 1/1/39	1,503,364
11,725	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	12,863,849
6,085	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,702,262

See notes to financial statements

8

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue (continued)

$50,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	$57,571,500
53,135	New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	48,060,607
36,470	New York, NY, Transitional Finance Authority, (FGIC), (NPFG), 4.25%, 1/15/34	34,664,006

		$297,231,062

Insured-Ports — 0.5%

$36,915	Alabama State Dock Authority, (NPFG), (AMT), 4.50%, 10/1/36	$30,073,912

		$30,073,912

Insured-Special Tax Revenue — 7.8%

$17,105	Baldwin County, AL, Board of Education, (AMBAC), 4.50%, 7/1/37	$16,303,289
13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	6,703,591
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,637,960
9,500	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,206,505
37,080	Louisiana Gas and Fuels Tax, (FGIC), (NPFG), 4.50%, 5/1/41	36,168,944
945	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	890,927
10,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC) (NPFG), 5.50%, 1/1/29	11,325,000
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	6,787,680
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	6,625,870
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32	27,986,272
84,310	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	17,990,911
218,400	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	25,354,056
156,345	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	16,935,290
70,970	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	6,170,132
189,025	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	15,817,612
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	27,482,164
5,905	New York Urban Development Corp., Personal Income Tax, (NPFG), 4.50%, 3/15/37	5,912,736
615	Opa-Locka, FL, Capital Improvement, (FGIC), (NPFG), 7.00%, 1/1/14	617,921
1,729,830	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	103,115,166
156,820	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	19,108,517
311,055	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	35,220,758
248,550	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	26,045,555
5,900	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/15	4,510,432
9,300	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	4,715,472
31,935	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	23,800,836

		$464,433,596

Insured-Student Loan — 2.0%

$61,620	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$62,857,329
9,435	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	8,673,124
50,190	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	43,315,978
6,150	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	6,490,587

		$121,337,018

Insured-Transportation — 9.1%

$40,910	Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38	$39,278,509
9,895	Chicago, IL, (O’Hare International Airport), (AGM), (AMT), 5.25%, 1/1/30	9,846,020
10,000	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	9,792,000
45,785	Clark County, NV, Airport Authority, (FGIC), (NPFG), 5.00%, 7/1/36	45,122,949
18,150	Dallas-Fort Worth, TX, International Airport, (AGM), (AMBAC), 5.00%, 11/1/32	18,149,274
13,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	1,947,310
22,385	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,017,498
57,355	Metropolitan Transportation Authority, NY, (AGC), 4.50%, 11/15/38	56,624,297
7,620	Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	7,210,958

See notes to financial statements

9

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$52,480	Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	$51,372,147
104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	28,020,176
58,690	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	43,896,012
27,420	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	28,950,859
26,520	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	25,134,330
20,745	Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	18,596,025
13,575	Port Authority of New York and New Jersey, (AGM), (AMT), 4.50%, 12/1/36	12,809,370
1,180	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,214,946
39,705	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	39,412,771
21,420	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47(3)	22,654,649
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	13,087,306
46,300	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	22,142,049
39,980	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	40,506,537

		$538,785,992

Insured-Water and Sewer — 2.3%

$10,445	Castaic Lake, CA, Water Agency, Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	$5,639,987
150	Gautier, MS, Utility District, (FGIC), (NPFG), 5.125%, 3/1/19	152,275
36,655	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	35,627,194
14,205	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	15,920,396
42,630	New York, NY, Municipal Finance Authority, (AGM), (BHAC), 4.25%, 6/15/39	42,120,998
18,325	New York, NY, Municipal Finance Authority, (FGIC), (NPFG), 4.50%, 6/15/39	18,118,111
19,670	Spartanburg, SC, Sanitation Sewer District, (NPFG), 4.00%, 3/1/40	16,314,691

		$133,893,652

Lease Revenue / Certificates of Participation — 0.7%

$38,660	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$43,993,534

		$43,993,534

Nursing Home — 0.8%

$8,775	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,707,872
11,955	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,965,401
10,960	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,200,811
9,685	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	9,693,813
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,463,530
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,350,130
1,915	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,607,987

		$46,989,544

Other Revenue — 8.9%

$15,450	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/32	$3,761,612
21,365	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/33	4,773,368
12,345	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/34	2,586,154
5,470	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/35	1,074,472
12,735	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	13,098,202
14,295	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,799,042
7,785	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	8,059,032
762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	27,338,573
6,800	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	254,320
2,195	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	42,056
79,230	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	67,976,963
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	23,449,364
10,000	Main Street National Gas, Inc., GA, 5.50%, 9/15/28	9,953,800

See notes to financial statements

10

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$31,691,632
27,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	24,764,999
69,800	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	68,065,470
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(5)	9,290,760
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	14,077,480
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	928,298
20,625	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	18,030,994
1,000	Seminole Tribe, FL, 5.25%, 10/1/27(5)	903,960
2,100	Seminole Tribe, FL, 5.75%, 10/1/22(5)	2,048,886
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	2,374,969
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	976,500
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	1,060,316
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	538,720
5,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/20	4,983,150
9,750	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/22	9,648,990
59,320	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	63,792,728
55,270	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	60,200,637
32,000	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	20,702,080
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	3,923,522
13,070	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	8,807,742
1,775	Tobacco Settlement Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	2,135,627

		$526,114,418

Pooled Loans — 0.4%

$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	$26,478,184

		$26,478,184

Senior Living / Life Care — 0.6%

$6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(9)	$4,037,596
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(10)	6,352,170
16,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(10)	9,118,138
1,750	Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,673,630
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(9)	5,665,161
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(9)	9,452,083

		$36,298,778

Special Tax Revenue — 1.6%

$215	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$214,809
1,180	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,079,334
12,705	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	11,964,552
405	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	353,707
530	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	389,603
970	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	717,490
940	Fish Hawk, FL, Community Development District, 6.125%, 5/1/34	864,227
220	Gateway Services, FL, Community Development District, 6.50%, 5/1/33	203,469
630	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	609,745
455	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	455,610
1,175	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,023,378
180	Longleaf, FL, Community Development District, 6.20%, 5/1/09(11)	89,604
28,830	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	31,055,676
880	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	351,648
355	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38	142,774
1,105	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	721,543
476,395	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	24,972,626
7,870	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	7,813,572

See notes to financial statements

11

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue (continued)

$2,210	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	$1,067,784
930	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	474,811
1,670	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,525,812
5,725	University Square, FL, Community Development District, 6.75%, 5/1/20	5,733,988

		$91,825,762

Student Loan — 0.5%

$14,800	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$15,024,220
14,470	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	14,533,379

		$29,557,599

Transportation — 10.6%

$2,345	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,198,883
16,215	Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(12)	16,550,002
19,475	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	22,698,502
5,225	Miami-Dade County, FL, (Miami International Airport), 5.375%, 10/1/35	5,298,254
54,610	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	55,661,789
170,330	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	38,572,932
91,425	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	19,450,669
168,580	New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 series A, 0.00%, 12/15/38	31,851,505
108,655	New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 series A, 0.00%, 12/15/38	20,471,689
55,250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	60,376,647
42,000	New Jersey Turnpike Authority, 5.00%, 1/1/35	43,438,500
66,265	North Texas Tollway Authority, 5.75%, 1/1/38	68,007,107
20,500	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	20,810,780
24,500	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	24,811,885
13,285	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	13,840,047
101,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	99,074,538
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	29,837,207
13,860	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	14,469,147
38,980	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	41,709,574

		$629,129,657

Water and Sewer — 3.0%

$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$23,656,492
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(2)	36,246,288
12,380	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	12,310,424
6,360	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/38	6,289,404
10,065	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/31	10,615,858
39,990	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(2)	42,787,700
42,030	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	47,316,954

		$179,223,120

Total Tax-Exempt Investments — 114.1%
(identified cost $6,918,509,918)		$6,763,117,297

Short-Term Investments — 0.9%

Principal Amount
(000’s omitted)	Description	Value

$51,671	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$51,670,843

Total Short-Term Investments — 0.9%
(identified cost $51,670,843)		$51,670,843

Total Investments — 115.0%
(identified cost $6,970,180,761)		$6,814,788,140

Other Assets, Less Liabilities — (15.0)%		$(889,828,501)

Net Assets — 100.0%		$5,924,959,639

See notes to financial statements

12

Eaton Vance National Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

PSF - Permanent School Fund

XLCA - XL Capital Assurance, Inc.

At March 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.4%
California	17.2%
Texas	15.7%
Florida	10.1%
Others, representing less than 10% individually	51.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 32.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 10.4% of total investments.

(1)	Defaulted bond.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $48,067,696.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $36,788,205 or 0.6% of the Fund’s net assets.

(6)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is

$27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(7)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2010.

(8)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(9)	Security is in default with respect to scheduled principal payments.

(10)	Security is in default and making only partial interest payments.

(11)	Defaulted matured bond.

(12)	When-issued security.

(13)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2010.

See notes to financial statements

13

Eaton Vance National Municipal Income Fund as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2010

Assets

Investments, at value (identified cost, $6,970,180,761)	$6,814,788,140
Interest receivable	99,970,135
Receivable for investments sold	25,430,932
Receivable for Fund shares sold	10,231,969

Total assets	$6,950,421,176

Liabilities

Payable for floating rate notes issued	$925,274,000
Payable for investments purchased	45,532,027
Payable for when-issued securities	16,458,387
Payable for variation margin on open financial futures contracts	3,281,250
Payable for Fund shares redeemed	17,705,579
Distributions payable	10,278,625
Payable to affiliates:
Investment adviser fee	1,665,469
Distribution and service fees	2,097,699
Interest expense and fees payable	2,254,618
Accrued expenses	913,883

Total liabilities	$1,025,461,537

Net Assets	$5,924,959,639

Sources of Net Assets

Paid-in capital	$6,868,679,634
Accumulated net realized loss	(796,106,130)
Accumulated undistributed net investment income	5,504,503
Net unrealized depreciation	(153,118,368)

Net Assets	$5,924,959,639

Class A Shares

Net Assets	$4,101,929,387
Shares Outstanding	425,431,840
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.64
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.12

Class B Shares

Net Assets	$163,830,144
Shares Outstanding	16,991,646
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64

Class C Shares

Net Assets	$1,269,331,549
Shares Outstanding	131,648,569
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64

Class I Shares

Net Assets	$389,868,559
Shares Outstanding	40,427,187
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.64

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
March 31, 2010

Investment Income

Interest	$187,810,587

Total investment income	$187,810,587

Expenses

Investment adviser fee	$10,202,171
Distribution and service fees
Class A	5,301,697
Class B	836,755
Class C	6,394,526
Trustees’ fees and expenses	25,250
Custodian fee	455,828
Transfer and dividend disbursing agent fees	1,242,072
Legal and accounting services	379,453
Printing and postage	190,109
Registration fees	62,901
Interest expense and fees	3,693,780
Miscellaneous	65,615

Total expenses	$28,850,157

Deduct —
Reduction of custodian fee	$3,437

Total expense reductions	$3,437

Net expenses	$28,846,720

Net investment income	$158,963,867

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$16,787,936
Financial futures contracts	64,108

Net realized gain	$16,852,044

Change in unrealized appreciation (depreciation) —
Investments	$(290,654,394)
Financial futures contracts	6,998,240

Net change in unrealized appreciation (depreciation)	$(283,656,154)

Net realized and unrealized loss	$(266,804,110)

Net decrease in net assets from operations	$(107,840,243)

See notes to financial statements

14

Eaton Vance National Municipal Income Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2010	Year Ended
in Net Assets	(Unaudited)	September 30, 2009

From operations —
Net investment income	$158,963,867	$318,013,350
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	16,852,044	(561,344,164)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(283,656,154)	1,210,034,643

Net increase (decrease) in net assets from operations	$(107,840,243)	$966,703,829

Distributions to shareholders —
From net investment income
Class A	$(114,289,031)	$(241,771,751)
Class B	(3,944,232)	(7,752,057)
Class C	(30,143,693)	(59,327,988)
Class I	(9,504,688)	(10,957,709)

Total distributions to shareholders	$(157,881,644)	$(319,809,505)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$248,941,981	$1,130,529,917
Class B	7,186,211	28,816,819
Class C	93,838,215	341,933,286
Class I	272,204,451	227,525,103
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	72,276,005	145,210,084
Class B	2,262,837	4,359,324
Class C	17,408,235	33,405,104
Class I	4,655,283	7,953,336
Cost of shares redeemed
Class A	(841,017,448)	(1,124,693,895)
Class B	(13,241,787)	(26,561,930)
Class C	(154,443,379)	(286,833,537)
Class I	(95,755,937)	(186,831,329)
Issued in connection with tax-free reorganizations (see Note 12)
Class A	—	193,731,072
Class B	—	22,585,159
Class C	—	4,387,977
Net asset value of shares exchanged
Class A	4,745,602	6,198,976
Class B	(4,745,602)	(6,198,976)

Net increase (decrease) in net assets from Fund share transactions	$(385,685,333)	$515,516,490

Net increase (decrease) in net assets	$(651,407,220)	$1,162,410,814

Net Assets

At beginning of period	$6,576,366,859	$5,413,956,045

At end of period	$5,924,959,639	$6,576,366,859

Accumulated undistributed net investment income included in net assets

At end of period	$5,504,503	$4,422,280

Statement of Cash Flows

For The Six Months Ended
Cash Flows From	March 31, 2010
Operating Activities	(Unaudited)

Net decrease in net assets from operations	$(107,840,243)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(728,176,665)
Investments sold	1,095,464,747
Increase in short-term investments, net	(51,670,843)
Net accretion/amortization of premium (discount)	(19,243,391)
Decrease in interest receivable	2,810,978
Decrease in receivable for investments sold	10,644,915
Decrease in receivable for variation margin on open financial futures contracts	1,750,000
Decrease in payable for investments purchased	(17,667,970)
Increase in payable for when-issued securities	16,458,387
Increase in payable for variation margin on open financial futures contracts	3,281,250
Decrease in payable to affiliate for investment adviser fee	(102,857)
Decrease in payable to affiliate for distribution and service fees	(59,123)
Increase in interest expense and fees payable	909,983
Decrease in accrued expenses	(96,790)
Net change in unrealized (appreciation) depreciation from investments	290,654,394
Net realized gain from investments	(16,787,936)

Net cash provided by operating activities	$480,328,836

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$630,967,074
Fund shares redeemed	(1,101,966,430)
Distributions paid, net of reinvestments	(61,209,309)
Proceeds from secured borrowings	124,860,000
Repayment of secured borrowings	(65,695,000)
Decrease in demand note payable	(7,400,000)

Net cash used in financing activities	$(480,443,665)

Net decrease in cash	$(114,829)

Cash at beginning of period	$114,829

Cash at end of period	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$96,602,360
Cash paid for interest and fees	2,783,797

See notes to financial statements

15

Eaton Vance National Municipal Income Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$10.040		$9.060	$11.490	$11.780		$11.270	$10.920

Income (Loss) From Operations

Net investment income(1)	$0.261		$0.527	$0.533	$0.521		$0.565	$0.574
Net realized and unrealized gain (loss)	(0.403)		0.984	(2.431)	(0.290)		0.478	0.355

Total income (loss) from operations	$(0.142)		$1.511	$(1.898)	$0.231		$1.043	$0.929

Less Distributions

From net investment income	$(0.258)		$(0.531)	$(0.532)	$(0.521)		$(0.533)	$(0.579)

Total distributions	$(0.258)		$(0.531)	$(0.532)	$(0.521)		$(0.533)	$(0.579)

Net asset value — End of period	$9.640		$10.040	$9.060	$11.490		$11.780	$11.270

Total Return(2)	(1.36	)%(3)	17.97%	(17.03)%	1.95%		9.50%	8.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,101,929		$4,811,295	$3,987,956	$4,647,177		$3,259,363	$2,147,435
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67	%(4)	0.70%	0.64%	0.64	%(5)	0.72%	0.77	%(6)
Interest and fee expense(7)	0.12	%(4)	0.23%	0.46%	0.62%		0.61%	0.44	%(6)
Total expenses before custodian fee reduction	0.79	%(4)	0.93%	1.10%	1.26	%(5)	1.33%	1.21	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.67	%(4)	0.70%	0.63%	0.63	%(5)	0.71%	0.76	%(6)
Net investment income	5.44	%(4)	6.22%	5.00%	4.44%		4.93%	5.14%
Portfolio Turnover	10	%(3)	46%	64%	65%		58%	54%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

16

Eaton Vance National Municipal Income Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$10.050		$9.060	$11.490	$11.780		$11.270	$10.920

Income (Loss) From Operations

Net investment income(1)	$0.225		$0.464	$0.454	$0.434		$0.478	$0.482
Net realized and unrealized gain (loss)	(0.409)		0.992	(2.435)	(0.290)		0.480	0.364

Total income (loss) from operations	$(0.184)		$1.456	$(1.981)	$0.144		$0.958	$0.846

Less Distributions

From net investment income	$(0.226)		$(0.466)	$(0.449)	$(0.434)		$(0.448)	$(0.496)

Total distributions	$(0.226)		$(0.466)	$(0.449)	$(0.434)		$(0.448)	$(0.496)

Net asset value — End of period	$9.640		$10.050	$9.060	$11.490		$11.780	$11.270

Total Return(2)	(1.79	)%(3)	17.18%	(17.69)%	1.20%		8.69%	8.15	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$163,830		$179,657	$138,052	$173,176		$140,593	$83,629
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42	%(5)	1.45%	1.39%	1.39	%(6)	1.47%	1.52	%(7)
Interest and fee expense(8)	0.12	%(5)	0.23%	0.46%	0.62%		0.61%	0.44	%(7)
Total expenses before custodian fee reduction	1.54	%(5)	1.68%	1.85%	2.01	%(6)	2.08%	1.96	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(5)	1.45%	1.38%	1.38	%(6)	1.46%	1.51	%(7)
Net investment income	4.69	%(5)	5.48%	4.25%	3.69%		4.17%	4.30%
Portfolio Turnover	10	%(3)	46%	64%	65%		58%	54%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.19% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

17

Eaton Vance National Municipal Income Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$10.050		$9.060	$11.490	$11.780		$11.270	$10.920

Income (Loss) From Operations

Net investment income(1)	$0.225		$0.464	$0.453	$0.431		$0.480	$0.486
Net realized and unrealized gain (loss)	(0.409)		0.992	(2.434)	(0.287)		0.478	0.360

Total income (loss) from operations	$(0.184)		$1.456	$(1.981)	$0.144		$0.958	$0.846

Less Distributions

From net investment income	$(0.226)		$(0.466)	$(0.449)	$(0.434)		$(0.448)	$(0.496)

Total distributions	$(0.226)		$(0.466)	$(0.449)	$(0.434)		$(0.448)	$(0.496)

Net asset value — End of period	$9.640		$10.050	$9.060	$11.490		$11.780	$11.270

Total Return(2)	(1.79	)%(3)	17.18%	(17.69)%	1.20%		8.69%	7.99	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,269,332		$1,367,785	$1,143,256	$1,334,054		$783,143	$388,276
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42	%(5)	1.45%	1.39%	1.39	%(6)	1.47%	1.52	%(7)
Interest and fee expense(8)	0.12	%(5)	0.23%	0.46%	0.62%		0.61%	0.44	%(7)
Total expenses before custodian fee reduction	1.54	%(5)	1.68%	1.85%	2.01	%(6)	2.08%	1.96	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.42	%(5)	1.45%	1.38%	1.38	%(6)	1.46%	1.51	%(7)
Net investment income	4.69	%(5)	5.46%	4.25%	3.68%		4.18%	4.35%
Portfolio Turnover	10	%(3)	46%	64%	65%		58%	54%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

18

Eaton Vance National Municipal Income Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$10.040		$9.060	$11.490	$11.780		$11.270	$10.920

Income (Loss) From Operations

Net investment income(1)	$0.275		$0.550	$0.559	$0.549		$0.601	$0.590
Net realized and unrealized gain (loss)	(0.406)		0.983	(2.429)	(0.289)		0.471	0.368

Total income (loss) from operations	$(0.131)		$1.533	$(1.870)	$0.260		$1.072	$0.958

Less Distributions

From net investment income	$(0.269)		$(0.553)	$(0.560)	$(0.550)		$(0.562)	$(0.608)

Total distributions	$(0.269)		$(0.553)	$(0.560)	$(0.550)		$(0.562)	$(0.608)

Net asset value — End of period	$9.640		$10.040	$9.060	$11.490		$11.780	$11.270

Total Return(2)	(1.24	)%(3)	18.28%	(16.81)%	2.20%		9.77%	8.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$389,869		$217,630	$144,692	$139,301		$82,723	$15,208
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.43	%(4)	0.44%	0.40%	0.39	%(5)	0.47%	0.52	%(6)
Interest and fee expense(7)	0.12	%(4)	0.23%	0.46%	0.62%		0.61%	0.44	%(6)
Total expenses before custodian fee reduction	0.55	%(4)	0.67%	0.86%	1.01	%(5)	1.08%	0.96	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.43	%(4)	0.44%	0.39%	0.38	%(5)	0.46%	0.51	%(6)
Net investment income	5.74	%(4)	6.47%	5.26%	4.68%		5.22%	5.27%
Portfolio Turnover	10	%(3)	46%	64%	65%		58%	54%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

19

Eaton Vance National Municipal Income Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance National Municipal Income Fund (formerly, Eaton Vance National Municipals Fund) (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $54,234,468 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30,

20

Eaton Vance National Municipal Income Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2010 ($93,535), September 30, 2011 ($211,449), September 30, 2012 ($1,936,962), September 30, 2013 ($2,604,551), September 30, 2014 ($52,732), September 30, 2015 ($314,591), September 30, 2016 ($48,228,662) and September 30, 2017 ($791,986). A capital loss carryforward of $10,266,025 included in the amounts above will be available to the Fund as a result of the reorganizations (see Note 12). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

Additionally, at September 30, 2009, the Fund had net capital losses of $790,916,637, including $1,783,723 as result of reorganizations (see Note 12), attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending September 30, 2010.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to

21

Eaton Vance National Municipal Income Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2010, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $925,274,000 and $1,356,624,214, respectively. The range of interest rates on Floating Rate Notes outstanding at March 31, 2010 was 0.27% to 0.39%. For the six months ended March 31, 2010, the Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $930,246,115 and 0.80%, respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of March 31, 2010.

The Fund may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the

22

Eaton Vance National Municipal Income Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N  Interim Financial Statements — The interim financial statements relating to March 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2010, the investment adviser fee amounted to $10,202,171, representing 0.34% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2010, EVM earned $51,388 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $458,751 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2010 amounted to $5,301,697 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective

23

Eaton Vance National Municipal Income Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended March 31, 2010, the Fund paid or accrued to EVD $627,567 and $4,795,895 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At March 31, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $5,000,000 and $143,382,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2010 amounted to $209,188 and $1,598,631 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2010, the Fund was informed that EVD received approximately $208,000, $102,000 and $81,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $728,176,665 and $1,095,464,747, respectively, for the six months ended March 31, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2010	Year Ended
Class A	(Unaudited)	September 30, 2009

Sales	25,914,386	136,484,542
Issued to shareholders electing to receive payments of distributions in Fund shares	7,588,020	17,100,545
Redemptions	(87,605,236)	(138,302,464)
Issued in connection with tax-free reorganizations (see Note 12)	—	22,809,245
Exchange from Class B shares	496,189	719,489

Net increase (decrease)	(53,606,641)	38,811,357

	Six Months Ended
	March 31, 2010	Year Ended
Class B	(Unaudited)	September 30, 2009

Sales	748,495	3,446,704
Issued to shareholders electing to receive payments of distributions in Fund shares	237,419	513,741
Redemptions	(1,379,153)	(3,221,270)
Issued in connection with tax-free reorganizations (see Note 12)	—	2,622,652
Exchange to Class A shares	(495,953)	(718,742)

Net increase (decrease)	(889,192)	2,643,085

	Six Months Ended
	March 31, 2010	Year Ended
Class C	(Unaudited)	September 30, 2009

Sales	9,777,354	40,830,304
Issued to shareholders electing to receive payments of distributions in Fund shares	1,826,505	3,928,772
Redemptions	(16,087,772)	(35,332,498)
Issued in connection with tax-free reorganizations (see Note 12)	—	514,275

Net increase (decrease)	(4,483,913)	9,940,853

24

Eaton Vance National Municipal Income Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	March 31, 2010	Year Ended
Class I	(Unaudited)	September 30, 2009

Sales	28,272,387	27,315,361
Issued to shareholders electing to receive payments of distributions in Fund shares	488,201	933,901
Redemptions	(9,999,635)	(22,553,301)

Net increase	18,760,953	5,695,961

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,046,755,517

Gross unrealized appreciation	$231,786,056
Gross unrealized depreciation	(389,027,433)

Net unrealized depreciation	$(157,241,377)

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2010.

10   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2010 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation

6/10	7,000 U.S. 30-Year Treasury Bond	Short	$(815,149,253)	$(812,875,000)	$2,274,253

At March 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2010 was as follows:

Fair Value

Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$2,274,253(1)	$—

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Futures Contracts	$64,108	$6,998,240

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended March 31, 2010, which is indicative of the volume of this derivative type, was approximately $628,571,000.

25

Eaton Vance National Municipal Income Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$6,763,117,297	$—	$6,763,117,297
Short-Term Investments	—	51,670,843	—	51,670,843

Total Investments	$—	$6,814,788,140	$—	$6,814,788,140

Futures Contracts	$2,274,253	$—	$—	$2,274,253

Total	$2,274,253	$6,814,788,140	$—	$6,817,062,393

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

12   Reorganizations

As of the close of business on November 21, 2008, the Fund acquired the net assets of Eaton Vance Florida Plus Municipals Fund (Florida Plus Fund) pursuant to a plan of reorganization approved by the shareholders of Florida Plus Fund. The acquisition was accomplished by a tax-free exchange of shares of Class A, Class B and Class C shares of the Fund for Class A, Class B and Class C shares of Florida Plus Fund, respectively, each outstanding on November 21, 2008 as follows:

		Florida Plus Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	17,340,079	17,188,093	$139,258,179
Class B	1,836,952	1,775,751	14,756,605
Class C	381,353	368,500	3,063,562

Total			$157,078,346

The aggregate net assets of the Fund immediately before the acquisition were $4,679,552,499. The net assets of Florida Plus Fund as presented above, including $8,413,743 of accumulated net realized losses and $29,659,755 of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $4,836,630,845.

As of the close of business on September 25, 2009, the Fund acquired the net assets of Eaton Vance Hawaii Municipals Fund (Hawaii Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund) pursuant to a plan of reorganization approved by the shareholders of Hawaii Fund, Mississippi Fund and West Virginia Fund, respectively. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B and Class C shares of the Fund for Class A, Class B and Class C shares of Hawaii Fund, Mississippi Fund and West Virginia Fund, respectively, each outstanding on September 25, 2009 as follows:

		Hawaii Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	1,489,870	1,667,144	$14,839,104
Class B	233,914	258,600	2,330,669
Class C	21,473	23,720	213,952

Total			$17,383,725

		Mississippi Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	1,292,267	1,389,800	$12,870,981
Class B	156,107	164,169	1,555,416
Class C	47,772	50,193	475,994

Total			$14,902,391

26

Eaton Vance National Municipal Income Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

		West Virginia Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	2,687,029	2,953,328	$26,762,808
Class B	395,679	423,904	3,942,469
Class C	63,677	68,084	634,469

Total			$31,339,746

The aggregate net assets of the Fund immediately before the acquisitions were $6,437,336,808. The net assets of Hawaii Fund, Mississippi Fund and West Virginia Fund as presented above, including accumulated net realized losses aggregating $4,216,124 and unrealized appreciation aggregating $1,205,209, were combined with those of the Fund, resulting in combined net assets of $6,500,962,670.

13   Name Change

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance National Municipals Fund.

27

Eaton Vance National Municipal Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

28

Eaton Vance National Municipal Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve- month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance National Municipals Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

29

Eaton Vance National Municipal Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of the Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

30

Eaton Vance National Municipal Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas M. Metzold
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Cynthia J. Clemson
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

31

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance National Municipal Income Fund
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance National Municipal Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

448-5/10	HMSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report March 31, 2010

EATON VANCE MUNICIPALS TRUST

California

Massachusetts

New York

Ohio

Rhode Island

SemiannualReportMarch312010CaliforniaMassachusettsNewYorkOhioRhodeIslandEATONVANCEMUNICIPALSTRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipal Income Funds as of March 31, 2010
TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition
California	3
Massachusetts	5
New York	7
Ohio	9
Rhode Island	11

Fund Expenses	13

Financial Statements	16

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	72

Officers and Trustees	75

Eaton Vance Municipal Income Funds as of March 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions
During the six months ending March 31, 2010, the U.S. economy and the capital markets remained relatively stable, despite continued high unemployment and concerns over the U.S. budget. The economy grew at an annualized rate of 5.7% in the fourth quarter of 2009 and an estimated 3.2% in the first quarter of 2010, according to the U.S. Department of Commerce.
During the six-month period, the municipal bond market’s performance was relatively flat, with slightly negative returns in the fourth quarter of 2009 being offset by positive performance of just over 1% in the first quarter of 2010. For the period, the Funds’ primary benchmark, the Barclays Capital Municipal Bond Index (the Index)—a broad-based index of municipal bonds—gained 0.28%.1 This modest performance followed one of the best calendar year periods for municipals in many years, however. Moreover, economic fundamentals continued to improve and demand for municipals remained strong.
The significant performance disparities among the municipal market’s segments, which became historically wide during 2008 and the first three quarters of 2009, began to dissipate during the six-month period. For the first time in almost two years, we witnessed a period in which there were not significant differences in muni performance by maturity, credit quality and sector. In the face of limited tax-exempt supply due to the success of the Build America Bond program, demand from municipal investors remained positive during the period, though the gusto with which they purchased municipal funds waned from 2009 levels. We believe lighter inflows were likely driven by lower yields, a continuation of credit-related headline “noise” and investor preparation for tax bills in March and April.
Management Discussion
During the six months ending March 31, 2010, the Funds’ Class A shares at net asset value slightly under-performed the Index, with the exception of New York, which slightly outperformed.1 Given the combination of our Funds’ objective of providing tax-exempt income and the municipal yield curve’s historically upward slope, our Funds generally hold longer-maturity bonds relative to the broad market and many of our competitors. Our bias toward long maturities was the basis for much of our significant relative outperformance in the first three quarters of 2009, though it detracted slightly from relative performance during the six-month period. Careful investment down the credit spectrum, while aiding performance throughout much of 2009, also detracted slightly during the period as the market’s highest quality bonds performed best.
Management employed leverage in the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets.2
As we move ahead, we recognize that many state and local governments face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state and local officials formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage the Funds with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, will serve municipal investors well over the long term.
Effective February 19, 2010, Craig R. Brandon became the portfolio manager of Eaton Vance Massachusetts Municipal Income Fund and Cynthia J. Clemson became the portfolio manager of Eaton Vance Rhode Island Municipal Income Fund. Mr. Brandon is a Vice President of Eaton Vance Management (EVM) and has been a portfolio manager of Eaton Vance municipal funds since 2004. Ms. Clemson is a Vice President and Co-Director of Municipal Investments of EVM. She has been a portfolio manager of Eaton Vance municipal funds since 1991.
Effective December 1, 2009, each Fund changed its name from Eaton Vance [State] Municipals Fund to Eaton Vance [State] Municipal Income Fund.

[1]	It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

[2]	The Funds employ residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance California Municipal Income Fund as of March 31, 2010
PERFORMANCE INFORMATION
Portfolio Manager: Cynthia J. Clemson

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EACAX	EVCAX	ECCAX	EICAX

Average Annual Total Returns (at net asset value)
Six Months	-0.98%	-1.37%	-1.26%	-0.86%
One Year	16.54	15.62	15.75	16.81
Five Years	2.68	1.90	1.93	N.A.
10 Years	4.61	4.07	N.A.	N.A.
Life of Fund†	5.07	5.06	2.14	5.66
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.72%	-6.21%	-2.23%	-0.86%
One Year	11.02	10.62	14.75	16.81
Five Years	1.69	1.57	1.93	N.A.
10 Years	4.11	4.07	N.A.	N.A.
Life of Fund†	4.75	5.06	2.14	5.66

†	Inception dates: Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.09%	1.84%	1.84%	0.84%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.58%	3.87%	3.87%	4.82%
Taxable-Equivalent Distribution Rate[3,4]	7.88	6.66	6.66	8.29
SEC 30-day Yield[5]	4.24	3.70	3.70	4.70
Taxable-Equivalent SEC 30-day Yield[4,5]	7.29	6.36	6.36	8.08
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.01%
One Year	9.69	13.74
Five Years	4.58	4.69
10 Years	5.58	6.19
Lipper Averages7 (Average Annual Total Returns)

Lipper California Municipal Debt Funds Classification

Six Months	-0.53%
One Year	13.83
Five Years	3.02
10 Years	4.46

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]
Source: Prospectus dated 2/1/10. Includes interest expense of 0.18% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]
The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]
The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification contained 121, 121, 100 and 79 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance California Municipal Income Fund as of March 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	27.7%
AA	23.5%
A	31.7%
BBB	7.7%
Not Rated	9.4%

Fund Statistics2

• Number of Issues:	95

• Average Maturity:	21.4	years

• Average Effective Maturity:	15.8	years

• Average Call Protection:	8.0	years

• Average Dollar Price:	$93.25

• RIB Leverage[3]:	10.0%

[1]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Massachusetts Municipal Income Fund as of March 31, 2010
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETMAX	EVMAX	ECMMX	EIMAX

Average Annual Total Returns (at net asset value)
Six Months	-0.98%	-1.28%	-1.44%	-0.89%
One Year	18.68	17.75	17.69	18.91
Five Years	2.33	1.56	N.A.	2.53
10 Years	4.53	3.77	N.A.	4.76
Life of Fund†	4.21	4.54	0.97	4.62
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.68%	-6.11%	-2.40%	-0.89%
One Year	13.01	12.75	16.69	18.91
Five Years	1.33	1.22	N.A.	2.53
10 Years	4.02	3.77	N.A.	4.76
Life of Fund†	3.90	4.54	0.97	4.62

†	Inception dates: Class A: 12/7/93; Class B: 4/18/91; Class C: 5/2/06; Class I: 6/17/93

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.04%	1.79%	1.79%	0.84%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.72%	4.48%	3.96%	4.92%
Taxable-Equivalent Distribution Rate[3,4]	7.67	7.28	6.43	7.99
SEC 30-day Yield[5]	4.44	4.43	3.91	4.86
Taxable-Equivalent SEC 30-day Yield[4,5]	7.21	7.20	6.35	7.90
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.01%
One Year	9.69	13.74
Five Years	4.58	4.69
10 Years	5.58	6.19
Lipper Averages7 (Average Annual Total Returns)

Lipper Massachusetts Municipal Debt Funds Classification

Six Months	0.03%
One Year	13.55
Five Years	3.56
10 Years	4.77

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]
Source: Prospectus dated 2/1/10. Includes interest expense of 0.21% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]
The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]
The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Municipal Debt Funds Classification contained 40, 39, 33 and 31 funds for the 6- month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Massachusetts Municipal Income Fund as of March 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	15.1%
AA	35.2%
A	32.3%
BBB	8.1%
BB	1.3%
Not Rated	8.0%
Fund Statistics2

• Number of Issues:	72

• Average Maturity:	23.8	years

• Average Effective Maturity:	17.4	years

• Average Call Protection:	10.0	years

• Average Dollar Price:	$99.13

• RIB Leverage[3]:	9.3%

[1]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance New York Municipal Income Fund as of March 31, 2010
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETNYX	EVNYX	ECNYX	EINYX

Average Annual Total Returns (at net asset value)
Six Months	0.41%	-0.02%	-0.03%	0.51%
One Year	22.69	21.83	21.70	23.08
Five Years	2.73	1.97	1.96	N.A.
10 Years	4.86	4.17	N.A.	N.A.
Life of Fund†	5.20	5.28	2.08	6.36
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.32%	-4.92%	-1.01%	0.51%
One Year	16.82	16.83	20.70	23.08
Five Years	1.74	1.64	1.96	N.A.
10 Years	4.35	4.17	N.A.	N.A.
Life of Fund†	4.88	5.28	2.08	6.36

†	Inception dates: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.02%	1.77%	1.77%	0.82%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.71%	4.02%	4.02%	4.93%
Taxable-Equivalent Distribution Rate[3,4]	7.96	6.79	6.79	8.33
SEC 30-day Yield[5]	4.33	3.79	3.80	4.75
Taxable-Equivalent SEC 30-day Yield[4,5]	7.32	6.41	6.42	8.03
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.01%
One Year	9.69	13.74
Five Years	4.58	4.69
10 Years	5.58	6.19
Lipper Averages7 (Average Annual Total Returns)

Lipper New York Municipal Debt Funds Classification

Six Months	0.40%
One Year	13.92
Five Years	3.57
10 Years	4.74

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]
Source: Prospectus dated 2/1/10. Includes interest expense of 0.19% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]
The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]
The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification contained 94, 90, 81 and 68 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New York Municipal Income Fund as of March 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	11.9%
AA	46.9%
A	20.1%
BBB	11.1%
BB	2.3%
B	1.4%
CCC	0.4%
Not Rated	5.9%
Fund Statistics2

• Number of Issues:	125

• Average Maturity:	24.8	years

• Average Effective Maturity:	17.0	years

• Average Call Protection:	9.2	years

• Average Dollar Price:	$97.39

• RIB Leverage[3]:	9.4%

[1]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Ohio Municipal Income Fund as of March 31, 2010
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class C
Share Class Symbol	ETOHX	ECOHX

Average Annual Total Returns (at net asset value)
Six Months	-0.65%	-1.00%
One Year	15.73	15.20
Five Years	3.73	N.A.
10 Years	5.14	N.A.
Life of Fund†	4.51	2.59
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.41%	-1.97%
One Year	10.24	14.20
Five Years	2.73	N.A.
10 Years	4.63	N.A.
Life of Fund†	4.20	2.59

†	Inception dates: Class A: 12/7/93; Class C: 2/3/06

Total Annual
Operating Expenses[2]	Class A	Class C

Expense Ratio	0.88%	1.63%

Distribution Rates/Yields	Class A	Class C

Distribution Rate[3]	4.31%	3.59%
Taxable-Equivalent Distribution Rate[3,4]	7.07	5.89
SEC 30-day Yield[5]	3.74	3.16
Taxable-Equivalent SEC 30-day Yield[4,5]	6.14	5.19
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.01%
One Year	9.69	13.74
Five Years	4.58	4.69
10 Years	5.58	6.19
Lipper Averages7 (Average Annual Total Returns)

Lipper Ohio Municipal Debt Funds Classification

Six Months	-0.06%
One Year	10.35
Five Years	3.48
10 Years	4.52

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]
Source: Prospectus dated 2/1/10. Includes interest expense of 0.08% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]
The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]
The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Municipal Debt Funds Classification contained 43, 43, 35 and 31 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Ohio Municipal Income Fund as of March 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	33.7%
AA	33.0%
A	19.6%
BBB	6.9%
B	0.9%
Not Rated	5.9%
Fund Statistics2

• Number of Issues:	115

• Average Maturity:	21.0	years

• Average Effective Maturity:	13.8	years

• Average Call Protection:	10.1	years

• Average Dollar Price:	$102.33

• RIB Leverage[3]:	5.0%

[1]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance Rhode Island Municipal Income Fund as of March 31, 2010
PERFORMANCE INFORMATION
Portfolio Manager: Cynthia J. Clemson

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETRIX	EVRIX	ERICX

Average Annual Total Returns (at net asset value)
Six Months	0.15%	-0.26%	-0.26%
One Year	14.97	14.04	14.03
Five Years	2.47	1.70	N.A.
10 Years	4.56	3.78	N.A.
Life of Fund†	4.08	3.67	1.04
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.62%	-5.16%	-1.24%
One Year	9.51	9.04	13.03
Five Years	1.47	1.36	N.A.
10 Years	4.05	3.78	N.A.
Life of Fund†	3.77	3.67	1.04

†	Inception dates: Class A: 12/7/93; Class B: 6/11/93; Class C: 3/20/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.87%	1.62%	1.62%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.35%	3.64%	3.64%
Taxable-Equivalent Distribution Rate[3,4]	7.43	6.22	6.22
SEC 30-day Yield[5]	3.80	3.23	3.24
Taxable-Equivalent SEC 30-day Yield[4,5]	6.49	5.52	5.53
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	0.28%	-0.01%
One Year	9.69	13.74
Five Years	4.58	4.69
10 Years	5.58	6.19
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

Six Months	0.26%
One Year	11.26
Five Years	3.49
10 Years	4.57

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]
Source: Prospectus dated 2/1/10. Includes interest expense of 0.08% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]
The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 41.44% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]
The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 127, 125, 111 and 103 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Rhode Island Municipal Income Fund as of March 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/10 is as follows:

AAA	20.5%
AA	35.4%
A	28.8%
BBB	10.3%
BB	0.3%
Not Rated	4.7%
Fund Statistics2

• Number of Issues:	69

• Average Maturity:	20.5	years

• Average Effective Maturity:	12.3	years

• Average Call Protection:	7.2	years

• Average Dollar Price:	$99.20

• RIB Leverage[3]:	1.5%

[1]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding as of 3/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Municipal Income Funds as of March 31, 2010

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 – March 31, 2010).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/09)	(3/31/10)	(10/1/09 – 3/31/10)

Actual
Class A	$1,000.00	$990.20	$4.91
Class B	$1,000.00	$986.30	$8.62
Class C	$1,000.00	$987.40	$8.62
Class I	$1,000.00	$991.40	$3.67

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.99
Class B	$1,000.00	$1,016.30	$8.75
Class C	$1,000.00	$1,016.30	$8.75
Class I	$1,000.00	$1,021.20	$3.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class A shares, 1.74% for Class B shares, 1.74% for Class C shares and 0.74% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2009.

Eaton Vance Municipal Income Funds as of March 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/09)	(3/31/10)	(10/1/09 – 3/31/10)

Actual
Class A	$1,000.00	$990.20	$4.52
Class B	$1,000.00	$987.20	$7.83
Class C	$1,000.00	$985.60	$8.17
Class I	$1,000.00	$991.10	$3.52

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.58
Class B	$1,000.00	$1,017.10	$7.95
Class C	$1,000.00	$1,016.70	$8.30
Class I	$1,000.00	$1,021.40	$3.58

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% for Class A shares, 1.58% for Class B shares, 1.65% for Class C shares and 0.71% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2009.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/09)	(3/31/10)	(10/1/09 – 3/31/10)

Actual
Class A	$1,000.00	$1,004.10	$4.30
Class B	$1,000.00	$999.80	$8.03
Class C	$1,000.00	$999.70	$8.03
Class I	$1,000.00	$1,005.10	$3.40

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.33
Class B	$1,000.00	$1,016.90	$8.10
Class C	$1,000.00	$1,016.90	$8.10
Class I	$1,000.00	$1,021.50	$3.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares, 1.61% for Class C shares and 0.68% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2009.

Eaton Vance Municipal Income Funds as of March 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/09)	(3/31/10)	(10/1/09 – 3/31/10)

Actual
Class A	$1,000.00	$993.50	$3.73
Class C	$1,000.00	$990.00	$7.44

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.78
Class C	$1,000.00	$1,017.50	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class A shares and 1.50% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2009.

Eaton Vance Rhode Island Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/09)	(3/31/10)	(10/1/09 – 3/31/10)

Actual
Class A	$1,000.00	$1,001.50	$3.79
Class B	$1,000.00	$997.40	$7.52
Class C	$1,000.00	$997.40	$7.52

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.83
Class B	$1,000.00	$1,017.40	$7.59
Class C	$1,000.00	$1,017.40	$7.59

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares, 1.51% for Class B shares and 1.51% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2009.

Eaton Vance California Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 7.1%

$2,500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,554,575
3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,288,285
1,715	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,759,024
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,760,700
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	4,142,760

		$14,505,344

Electric Utilities — 4.9%

$895	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$984,419
2,725	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,656,167
3,865	Los Angeles Department of Water and Power, 5.25%, 7/1/38	4,124,419
2,170	Vernon, Electric System Revenue, 5.125%, 8/1/21	2,252,677

		$10,017,682

Escrowed / Prerefunded — 4.5%

$1,000	Sacramento County, SFMR, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,353,390
3,785	Sacramento County, SFMR, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	4,913,876
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,945,223

		$9,212,489

General Obligations — 10.9%

$1,000	California, 6.00%, 4/1/38	$1,053,250
1,680	California, (AMT), 5.05%, 12/1/36	1,509,917
3,825	Los Angeles Unified School District, 5.00%, 1/1/34	3,869,905
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	10,165,874
5,400	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	5,656,041

		$22,254,987

Hospital — 18.6%

$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,016,270
1,465	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,490,462
2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	2,116,120
4,880	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,655,910
5,910	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	5,594,642
2,250	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	2,257,268
4,885	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,591,363
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,391,300
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,383,725
1,760	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,769,574
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,500,495
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,408,562
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,007,830
1,650	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,432,860
3,750	Washington Township Health Care District, 5.00%, 7/1/37	3,393,487

		$38,009,868

Housing — 2.0%

$3,000	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$2,452,590
1,335	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,215,378
407	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	366,011

		$4,033,979

Industrial Development Revenue — 2.3%

$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,751,732
265	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	265,236
1,700	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,718,547

		$4,735,515

See notes to financial statements

Eaton Vance California Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 1.2%

$2,575	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$2,574,820

		$2,574,820

Insured-Electric Utilities — 4.3%

$4,775	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$4,924,362
2,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,019,040
1,775	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,789,750

		$8,733,152

Insured-Escrowed / Prerefunded — 7.6%

$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$2,900,475
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29(4)	5,800,950
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	6,915,600

		$15,617,025

Insured-General Obligations — 5.0%

$1,700	Allan Hancock, (Joint Community College), (AGM), 4.375%, 8/1/31	$1,601,927
895	California, (AGC), 4.50%, 8/1/30	842,589
6,500	Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	6,308,380
2,285	Merced Unified School District, (FGIC), (NPFG), 0.00%, 8/1/19	1,393,187

		$10,146,083

Insured-Hospital — 2.4%

$4,920	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(2)	$5,000,852

		$5,000,852

Insured-Lease Revenue / Certificates of Participation — 4.0%

$11,280	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$2,984,237
4,900	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,550,001
2,300	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	1,587,437

		$8,121,675

Insured-Other Revenue — 0.5%

$1,060	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	$1,010,689

		$1,010,689

Insured-Special Tax Revenue — 2.9%

$2,530	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,910,454
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	4,043,778

		$5,954,232

Insured-Transportation — 3.4%

$9,420	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$1,980,649
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	597,474
2,125	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,109,360
2,230	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,358,537

		$7,046,020

Insured-Water and Sewer — 5.2%

$8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$7,023,760
2,290	Los Angeles Department of Water and Power, (AGM), 4.75%, 7/1/36	2,292,473
1,680	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,299,279

		$10,615,512

Lease Revenue / Certificates of Participation — 6.1%

$4,270	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	$3,402,592
1,750	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,300,530

See notes to financial statements

Eaton Vance California Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation (continued)

$3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$1,856,435
5,145	Pasadena Parking Facility, 6.25%, 1/1/18	5,976,844

		$12,536,401

Other Revenue — 1.6%

$615	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$593,924
920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	862,371
1,655	Golden State Tobacco Securitization Corp., 0.00%, 6/1/37	1,061,881
1,060	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	750,947

		$3,269,123

Senior Living / Life Care — 1.0%

$250	California Statewide Communities Development Authority, (Senior Living -Presbyterian Homes), 4.75%, 11/15/26	$219,142
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	835,090
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	1,067,670

		$2,121,902

Special Tax Revenue — 10.4%

$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,275,250
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	330,925
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	491,814
1,755	Corona Public Financing Authority, 5.80%, 9/1/20	1,674,428
820	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	848,102
1,735	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,739,077
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,284,512
15,995	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	838,458
6,075	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	6,031,442
1,400	Santa Margarita Water District, 6.20%, 9/1/20	1,420,482
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	993,070
350	Temecula Unified School District, 5.00%, 9/1/27	306,306
535	Temecula Unified School District, 5.00%, 9/1/37	433,462
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	851,940
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	941,190
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	866,628

		$21,327,086

Transportation — 3.2%

$500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$532,070
3,085	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(5)	3,148,736
2,750	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,816,138

		$6,496,944

Water and Sewer — 2.5%

$3,160	California Department of Water Resources, 5.00%, 12/1/29	$3,358,891
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(2)	1,759,105

		$5,117,996

Total Tax-Exempt Investments — 111.6%
(identified cost $225,336,959)		$228,459,376

Other Assets, Less Liabilities — (11.6)%		$(23,835,906)

Net Assets — 100.0%		$204,623,470

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

GNMA - Government National Mortgage Association

NPFG - National Public Finance Guaranty Corp.

See notes to financial statements

Eaton Vance California Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

RADIAN - Radian Group, Inc.
SFMR - Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 32.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 14.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,606,041.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	When-issued security.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.8%

Principal Amount
(000’s omitted)	Security	Value

Education — 25.5%

$10,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$10,169,550
3,750	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,882,000
3,930	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,398,652
4,000	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	4,014,040
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,008,700
4,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	4,171,480
3,515	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	3,284,557
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,004,350
7,260	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	7,238,438
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,335,740
8,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	9,663,440
5,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,398,000

		$60,568,947

Electric Utilities — 2.6%

$6,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$6,125,087

		$6,125,087

Escrowed / Prerefunded — 1.9%

$1,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,738,845
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,872,410

		$4,611,255

General Obligations — 2.0%

$4,500	Newton, 5.00%, 4/1/36	$4,810,995

		$4,810,995

Hospital — 11.6%

$2,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$2,091,740
1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,010,610
935	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	936,468
1,250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	1,280,375
1,000	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.50%, 12/1/39	1,047,260
5,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	5,041,650
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,116,403
3,320	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,028,172
6,800	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,813,430
4,315	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	4,173,080

		$27,539,188

Housing — 7.6%

$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,830,300
5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	4,686,300
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,823,142
3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	3,886,199
3,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	3,722,813

		$17,948,754

Industrial Development Revenue — 2.9%

$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,156,983
5,170	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,640,902

		$6,797,885

Insured-Education — 7.4%

$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,848,150
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,589,850

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education (continued)

$5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	$6,150,544
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,831,416

		$17,419,960

Insured-Escrowed / Prerefunded — 0.1%

$200	Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$231,846

		$231,846

Insured-Hospital — 2.3%

$1,650	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,648,136
890	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/31	881,821
785	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.125%, 11/15/35	777,762
1,950	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 11.882%, 6/23/22(3)	2,057,269

		$5,364,988

Insured-Other Revenue — 5.1%

$2,915	Massachusetts Development Finance Agency, (100 Cambridge Street Redevelopment), (NPFG), 5.125%, 2/1/34	$2,815,598
8,665	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	9,232,298

		$12,047,896

Insured-Special Tax Revenue — 7.5%

$3,220	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$3,262,053
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	1,008,400
7,350	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	8,314,908
5,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	5,204,450

		$17,789,811

Insured-Student Loan — 4.3%

$2,420	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,468,593
9,070	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	7,827,773

		$10,296,366

Insured-Transportation — 8.8%

$4,165	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$3,971,161
7,365	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	6,839,434
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	5,656,542
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,447,937

		$20,915,074

Nursing Home — 2.1%

$2,205	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,142,576
2,910	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,912,532

		$5,055,108

Other Revenue — 1.3%

$1,590	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,692,221
1,195	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,265,326

		$2,957,547

Senior Living / Life Care — 1.6%

$1,400	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,156,918
525	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	522,669
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	476,570
2,465	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,740,314

		$3,896,471

Solid Waste — 1.3%

$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,082,333

		$3,082,333

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue — 3.4%

$6,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$3,611,355
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,159,513
5,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,571,725
350	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	315,207
1,255	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,365,816

		$8,023,616

Water and Sewer — 8.5%

$6,440	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$6,463,377
4,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	4,284,640
8,900	Massachusetts Water Resources Authority, 4.00%, 8/1/46	7,611,814
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,831,489

		$20,191,320

Total Tax-Exempt Investments — 107.8%
(identified cost $251,502,161)		$255,674,447

Short-Term Investments — 0.4%

Principal Amount
(000’s omitted)	Description	Value

$837	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$836,833

Total Short-Term Investments — 0.4%
(identified cost $836,833)		$836,833

Total Investments — 108.2%
(identified cost $252,338,994)		$256,511,280

Other Assets, Less Liabilities — (8.2)%		$(19,427,043)

Net Assets — 100.0%		$237,084,237

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 32.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 13.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2010.

See notes to financial statements

Eaton Vance New York Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.1%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.0%

$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,557,845

		$3,557,845

Education — 19.1%

$1,810	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,829,494
3,085	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	3,111,932
4,005	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	4,249,385
1,095	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,045,889
1,560	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,598,048
5,000	New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,775,450
860	New York Dormitory Authority, (City University), 7.50%, 7/1/10	875,007
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	5,288,650
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,587,700
2,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,633,200
2,190	New York Dormitory Authority, (New York University), 5.25%, 7/1/48	2,305,851
8,500	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	9,357,650
1,365	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(2)	1,443,078
5,000	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	5,286,000
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,271,180
2,530	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,442,715
9,990	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46(2)	10,289,201
10	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	10,300

		$70,400,730

Electric Utilities — 3.5%

$2,930	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$3,308,204
5,000	New York State Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,007,600
4,800	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,641,552

		$12,957,356

General Obligations — 3.5%

$250	New York City, 5.30%, 4/1/27	$271,488
5,000	New York City, 5.375%, 4/1/36	5,378,300
4,000	New York City, 6.25%, 10/15/28	4,667,560
1,000	Saratoga County, 4.75%, 7/15/37	1,022,630
675	Saratoga County, 4.75%, 7/15/38	690,275
780	Southampton, 4.00%, 12/15/26	791,575

		$12,821,828

Health Care-Miscellaneous — 0.2%

$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$274,992
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	111,388
40	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	40,505
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	167,082
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	146,830

		$740,797

Hospital — 12.8%

$845	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$823,317
3,055	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,699,734
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,799,480
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,253,655
295	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	304,930
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,143,870
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	6,872,816
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,867,600
3,305	New York Dormitory Authority, (Mount Sinai Hospital), 5.50%, 7/1/26	3,306,686

See notes to financial statements

Eaton Vance New York Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$3,155	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	$3,055,113
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,434,795
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,393,616
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,707,942
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,563,330
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	945,890
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,028,800

		$47,201,574

Housing — 3.8%

$3,500	New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,208,345
2,000	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	1,981,700
2,000	New York Housing Finance Agency, 5.25%, 11/1/41	2,031,680
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	3,029,670
2,170	New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,176,618
1,540	New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,540,678

		$13,968,691

Industrial Development Revenue — 6.6%

$1,160	Chautauqua County Industrial Development Agency, (NRG Dunkirk Power), 5.875%, 4/1/42	$1,180,254
4,825	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	4,886,336
4,005	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	4,203,888
3,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,574,060
10,090	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	9,230,029
1,350	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,352,160

		$24,426,727

Insured-Education — 2.9%

$6,600	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,501,990
2,250	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,296,012
2,010	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	1,865,381

		$10,663,383

Insured-Electric Utilities — 1.8%

$4,250	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,864,040
1,865	New York Power Authority, (NPFG), 4.50%, 11/15/47	1,848,513

		$6,712,553

Insured-Escrowed / Prerefunded — 2.0%

$16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$7,188,069

		$7,188,069

Insured-General Obligations — 2.1%

$2,375	Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$2,640,905
2,700	Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,974,293
675	Jamestown, (AMBAC), 7.10%, 3/15/12	754,029
675	Jamestown, (AMBAC), 7.10%, 3/15/13	785,430
515	Jamestown, (AMBAC), 7.10%, 3/15/14	619,215

		$7,773,872

Insured-Lease Revenue / Certificates of Participation — 3.8%

$15,325	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47(3)	$13,285,243
680	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	662,925

		$13,948,168

Insured-Other Revenue — 1.8%

$895	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$911,728
10,225	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	3,423,432
2,590	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	819,139
4,825	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	1,333,823

		$6,488,122

See notes to financial statements

Eaton Vance New York Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 4.1%

$3,750	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,529,387
4,970	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,881,385
1,000	New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	1,039,360
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,036,543
15,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,988,603
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	610,691

		$15,085,969

Insured-Transportation — 4.0%

$6,315	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$6,234,547
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	3,505,215
5,080	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	4,814,570

		$14,554,332

Insured-Water and Sewer — 0.6%

$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,358,311

		$2,358,311

Lease Revenue / Certificates of Participation — 4.8%

$4,820	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$4,700,223
10,940	New York City Urban Development Corp., 5.70%, 4/1/20	12,801,879

		$17,502,102

Other Revenue — 2.7%

$2,000	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,570,060
10,395	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	2,752,596
1,260	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,304,428
1,000	New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,069,610
1,000	New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,055,360
1,960	New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	2,222,267

		$9,974,321

Senior Living / Life Care — 0.9%

$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$734,504
2,900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	2,613,683

		$3,348,187

Special Tax Revenue — 8.1%

$6,700	Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$6,996,207
1,605	New York City Transitional Finance Authority, 5.00%, 5/1/36	1,676,407
5,500	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,910,245
1,000	New York Urban Development Corp., 5.25%, 3/15/38	1,071,510
50,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	2,621,000
9,480	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	9,412,028
1,890	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	2,056,887

		$29,744,284

Transportation — 10.1%

$3,595	Metropolitan Transportation Authority, 4.50%, 11/15/37	$3,425,460
1,915	Nassau County Bridge Authority, 5.00%, 10/1/40(4)	1,921,204
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	12,469,320
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,924,850
7,100	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	6,876,279
9,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	9,630,180

		$37,247,293

Water and Sewer — 8.9%

$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$196,876
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	184,298
335	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	98,889

See notes to financial statements

Eaton Vance New York Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer (continued)

$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	$144,758
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	136,598
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	128,554
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	121,481
445	New York City Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	442,499
1,000	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,069,960
3,450	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,883,975
10	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	11,258
12,320	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 4.50%, 6/15/36	12,319,261
8,400	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	8,891,736
5,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.125%, 6/15/38	5,306,650

		$32,936,793

Total Tax-Exempt Investments — 109.1%
(identified cost $394,883,702)		$401,601,307

Short-Term Investments — 0.4%

Principal Amount
(000’s omitted)	Description	Value

$1,462	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$1,462,243

Total Short-Term Investments — 0.4%
(identified cost $1,462,243)		$1,462,243

Total Investments — 109.5%
(identified cost $396,345,945)		$403,063,550

Other Assets, Less Liabilities — (9.5)%		$(34,848,597)

Net Assets — 100.0%		$368,214,953

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 21.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 7.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

See notes to financial statements

Eaton Vance Ohio Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.8%

$5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	$5,147,200
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	655,435
2,100	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	2,123,352

		$7,925,987

Electric Utilities — 1.2%

$1,245	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,248,972
2,290	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,200,919

		$3,449,891

Escrowed / Prerefunded — 3.2%

$935	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	$1,001,516
4,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32	4,962,781
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28(1)	2,281,420
1,000	Richland County Hospital Facilities, (MedCentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,046,770

		$9,292,487

General Obligations — 4.2%

$1,000	Beavercreek City School District, 5.00%, 12/1/36	$1,039,440
1,000	Butler County, Special Tax Assessment, 5.50%, 12/1/28	1,113,930
4,500	Columbus City School District, (School Facilities, Construction and Improvement), 4.75%, 12/1/33	4,566,600
1,000	Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,091,660
4,000	Maple Heights City School District, 5.00%, 1/15/37	4,021,560
255	Tuscarawas County, (Public Library Improvement), 6.90%, 12/1/11	255,525

		$12,088,715

Hospital — 8.0%

$500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	$416,885
2,480	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	2,291,570
950	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	953,553
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250,762
1,000	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,051,000
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	2,254,500
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,920,250
4,880	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	5,039,478
2,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	2,072,880
2,075	Richland County Hospital Facilities, (MedCentral Health Systems), 5.25%, 11/15/36	1,974,985
830	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/30	842,749

		$23,068,612

Housing — 0.4%

$1,145	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$1,075,476

		$1,075,476

Industrial Development Revenue — 4.0%

$3,105	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,552,154
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,224,570
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,003,920
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	832,549
3,165	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,841,094

		$11,454,287

Insured-Education — 4.5%

$2,175	Kent State University, (AGC), 5.00%, 5/1/29	$2,250,342
945	Miami University, (AMBAC), 3.25%, 9/1/26	798,119

See notes to financial statements

Eaton Vance Ohio Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education (continued)

$2,770	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	$2,823,267
6,700	University of Cincinnati, (NPFG), 5.00%, 6/1/34	6,901,603

		$12,773,331

Insured-Electric Utilities — 10.0%

$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,479,740
2,540	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	980,669
2,000	Cleveland Public Power System, (NPFG), 5.00%, 11/15/38	2,014,500
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (NPFG), (AMT), 6.10%, 8/15/15	2,004,040
2,000	Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,063,240
5,820	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,853,930
4,680	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	4,516,060
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,287,720
2,500	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	1,005,800
4,750	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	1,801,200
2,750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,772,852

		$28,779,751

Insured-Escrowed / Prerefunded — 2.4%

$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,130,820
495	Cuyahoga County Hospital, (Cleveland Clinic Health System), (NPFG), Escrowed to Maturity, 5.125%, 1/1/29	496,841
1,500	Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,744,020
1,000	Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,168,280
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	968,750
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,444,848

		$6,953,559

Insured-General Obligations — 33.0%

$2,000	Adams County Local School District, (AGM), 4.25%, 12/1/33	$1,969,080
1,300	Brookfield Local School District, (AGM), 5.25%, 1/15/36	1,361,633
2,500	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	745,500
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), 5.00%, 12/1/21	1,125,460
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/29	11,352,100
5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/30	5,660,600
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,492,861
1,550	Clyde-Green Springs Exempted Village School District, (AGM), 4.50%, 12/1/31	1,541,413
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (AGM), 4.25%, 12/1/32	4,788,950
3,700	Fairview Park, (NPFG), 5.00%, 12/1/25	3,840,119
3,085	Hamilton City School District, (AGM), 4.25%, 12/1/30	3,075,159
770	Hamilton City School District, (AGM), 5.00%, 12/1/18	868,352
1,090	Hilliard School District, (NPFG), 5.00%, 12/1/27	1,147,312
1,965	Lakewood City School District, (AGM), 4.50%, 12/1/26	2,033,814
9,605	Maderia City School District, (AGM), 5.25%, 12/1/32	11,146,891
3,525	Mason City School District, (AGM), 5.25%, 12/1/31	4,092,031
1,750	Mount Healthy City School District, (AGM), 5.00%, 12/1/31	1,810,358
3,500	Mount Healthy City School District, (AGM), 5.00%, 12/1/35	3,589,390
1,745	Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,901,806
5,255	Olentangy Local School District, (AGM), 5.00%, 12/1/30	5,526,211
550	Orrville City School District, (AMBAC), 5.25%, 12/1/35	572,121
1,620	Painesville City School District, (NPFG), 5.00%, 12/1/24	1,693,807
2,385	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	2,333,126
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,212,450
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,750,350
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/32	5,698,950

See notes to financial statements

Eaton Vance Ohio Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	$7,386,630

		$94,716,474

Insured-Hospital — 3.1%

$3,550	Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,472,787
1,300	Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,302,899
1,555	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	1,514,306
2,575	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 23.646%, 2/1/29(2)(3)(4)	2,711,475

		$9,001,467

Insured-Special Tax Revenue — 0.8%

$4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,329,658
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	935,400
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	87,031

		$2,352,089

Insured-Transportation — 5.2%

$7,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$8,101,170
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	5,148,075
1,595	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,564,089

		$14,813,334

Insured-Water and Sewer — 3.1%

$5,000	Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$5,120,400
2,940	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	2,911,776
810	Toledo Waterworks, (NPFG), 5.00%, 11/15/25	833,935

		$8,866,111

Lease Revenue / Certificates of Participation — 0.6%

$1,455	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,564,591

		$1,564,591

Nursing Home — 0.3%

$935	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$968,389

		$968,389

Other Revenue — 2.9%

$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$827,546
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,621,051
1,500	Ohio State Building Authority, 5.00%, 10/1/27	1,596,105
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,332,366

		$8,377,068

Pooled Loans — 3.7%

$640	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$560,474
675	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	572,278
90	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	90,375
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,458,288
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	7,732,028
380	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	316,092

		$10,729,535

Special Tax Revenue — 2.3%

$1,740	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$1,762,690
2,500	Cuyahoga Community College District, 5.25%, 2/1/29	2,692,825
1,375	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,417,707
675	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	734,603

		$6,607,825

Water and Sewer — 3.9%

$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,139,980
3,850	Cincinnati Water System Authority, 5.00%, 12/1/32	4,071,875
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 4.50%, 12/1/20	1,061,810
750	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.00%, 12/1/28	814,298

See notes to financial statements

Eaton Vance Ohio Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer (continued)

$750	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.00%, 6/1/30	$806,798
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	1,174,580

		$11,069,341

Total Tax-Exempt Investments — 99.6%
(identified cost $280,448,067)		$285,928,320

Short-Term Investments — 1.9%

Principal Amount
(000’s omitted)	Description	Value

$5,296	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$5,296,397

Total Short-Term Investments — 1.9%
(identified cost $5,296,397)		$5,296,397

Total Investments — 101.5%
(identified cost $285,744,464)		$291,224,717

Other Assets, Less Liabilities — (1.5)%		$(4,213,721)

Net Assets — 100.0%		$287,010,996

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 61.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 27.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2010.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $2,711,475 or 0.9% of the Fund’s net assets.

(5)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Rhode Island Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal Amount
(000’s omitted)	Security	Value

Education — 7.5%

$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$506,030
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,126,408
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,085,310

		$3,717,748

Escrowed / Prerefunded — 2.3%

$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,124,600

		$1,124,600

General Obligations — 0.3%

$225	Puerto Rico, 0.00%, 7/1/16	$165,096

		$165,096

Hospital — 3.0%

$500	Fulton County, GA, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	$504,860
655	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	698,820
250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	256,075

		$1,459,755

Housing — 3.8%

$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$901,935
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	991,600

		$1,893,535

Industrial Development Revenue — 4.2%

$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$950,400
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,122,075

		$2,072,475

Insured-Education — 8.4%

$1,395	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,398,878
400	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Salve Regina University), (RADIAN), 5.125%, 3/15/32	375,192
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,020,050
350	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (NPFG), 5.00%, 6/1/31	351,806
1,000	Rhode Island Health and Educational Building Corp., (State Colleges), (AGM), 5.00%, 9/15/40	992,240

		$4,138,166

Insured-Electric Utilities — 3.1%

$250	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$276,783
310	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	322,217
865	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	945,566

		$1,544,566

Insured-Escrowed / Prerefunded — 2.8%

$230	Rhode Island Depositors Economic Protection Corp., (AGM), Escrowed to Maturity, 5.75%, 8/1/21	$287,813
1,000	Rhode Island Depositors Economic Protection Corp., (NPFG), Escrowed to Maturity, 5.80%, 8/1/12	1,109,380

		$1,397,193

Insured-General Obligations — 3.2%

$600	North Kingstown, (FGIC), (NPFG), 5.00%, 10/1/25	$638,742
600	Rhode Island and Providence Plantations, (AGM), 4.75%, 8/1/26	619,500
325	Warwick, (AMBAC), 5.00%, 7/15/21	343,148

		$1,601,390

Insured-Hospital — 2.0%

$1,000	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (AGM), 5.00%, 5/15/32	$995,970

		$995,970

See notes to financial statements

Eaton Vance Rhode Island Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Housing — 5.3%

$750	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.00%, 10/1/48	$706,432
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.25%, 10/1/31	389,448
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	507,245
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.55%, 10/1/32	1,002,600

		$2,605,725

Insured-Lease Revenue / Certificates of Participation — 6.9%

$2,300	Convention Center Authority of Rhode Island, (NPFG), 5.25%, 5/15/15(1)	$2,506,632
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	900,645

		$3,407,277

Insured-Other Revenue — 7.7%

$500	Rhode Island Health and Educational Building Corp., (Providence Public Buildings Authority), (AGM), 5.00%, 5/15/27	$512,150
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.00%, 5/15/34	1,008,690
750	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.25%, 5/15/29	772,417
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGM), 4.75%, 5/15/29	1,004,370
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	512,920

		$3,810,547

Insured-Pooled Loans — 2.6%

$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$832,840
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	444,935

		$1,277,775

Insured-Solid Waste — 1.5%

$750	Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$738,863

		$738,863

Insured-Special Tax Revenue — 6.8%

$265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$79,953
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	398,059
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	239,704
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	517,160
1,820	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	108,490
395	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	48,131
785	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	88,886
630	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	66,018
750	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AGC), 5.375%, 6/15/27	798,382
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,022,940

		$3,367,723

Insured-Transportation — 8.8%

$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,544,422
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (AGC), (AMT), 5.25%, 7/1/38	971,250
825	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	788,535
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (AGM), (AMT), 5.00%, 7/1/20	1,013,090

		$4,317,297

Insured-Water and Sewer — 3.9%

$1,500	Narragansett Bay Commission, (NPFG), 5.00%, 8/1/35	$1,516,680
350	Rhode Island Clean Water, Water Pollution Control, (NPFG), 5.40%, 10/1/15(3)	388,476

		$1,905,156

Nursing Home — 2.0%

$1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	$960,430

		$960,430

See notes to financial statements

Eaton Vance Rhode Island Municipal Income Fund as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 2.8%

$250	Central Falls Detention Facility, 7.25%, 7/15/35	$215,830
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/29	1,041,580
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	130,245

		$1,387,655

Special Tax Revenue — 5.3%

$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$137,253
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	148,223
1,405	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,394,926
480	Tiverton Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	468,264
100	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	90,059
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	353,698

		$2,592,423

Transportation — 3.1%

$1,000	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$1,021,820
500	Rhode Island Turnpike and Bridge Authority, 5.00%, 12/1/39(4)	489,370

		$1,511,190

Water and Sewer — 2.2%

$1,000	Rhode Island Clean Water Financing Authority, Water Pollution Control, 5.00%, 10/1/30	$1,088,700

		$1,088,700

Total Tax-Exempt Investments — 99.5%
(identified cost $49,672,900)		$49,081,255

Short-Term Investments — 2.0%

Principal Amount
(000’s omitted)	Description	Value

$991	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$991,094

Total Short-Term Investments — 2.0%
(identified cost $991,094)		$991,094

Total Investments — 101.5%
(identified cost $50,663,994)		$50,072,349

Other Assets, Less Liabilities — (1.5)%		$(744,326)

Net Assets — 100.0%		$49,328,023

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 14.4% of the Fund’s net assets at March 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 62.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 18.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	When-issued security.

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited)
Statements of Assets and Liabilities

As of March 31, 2010	California Fund	Massachusetts Fund	New York Fund

Assets

Investments —
Identified cost	$225,336,959	$252,338,994	$396,345,945
Unrealized appreciation	3,122,417	4,172,286	6,717,605

Investments, at value	$228,459,376	$256,511,280	$403,063,550

Cash	$172,440	$—	$33,332
Interest receivable	2,555,736	3,731,992	5,903,635
Receivable for investments sold	—	—	612,770
Receivable for Fund shares sold	428,850	231,148	594,951

Total assets	$231,616,402	$260,474,420	$410,208,238

Liabilities

Payable for floating rate notes issued	$22,770,000	$22,400,000	$38,240,000
Payable for when-issued securities	3,131,306	—	1,912,128
Payable for variation margin on open financial futures contracts	81,094	66,406	200,625
Payable for open swap contracts	125,268	45,155	64,430
Payable for Fund shares redeemed	295,459	178,639	651,705
Distributions payable	327,675	411,762	468,901
Payable to affiliates:
Investment adviser fee	79,691	84,650	138,630
Distribution and service fees	52,308	63,577	96,079
Interest expense and fees payable	40,978	47,001	89,800
Accrued expenses	89,153	92,993	130,987

Total liabilities	$26,992,932	$23,390,183	$41,993,285

Net Assets	$204,623,470	$237,084,237	$368,214,953

Sources of Net Assets

Paid-in capital	$219,822,780	$268,057,944	$388,419,820
Accumulated net realized loss	(18,735,741)	(35,693,345)	(27,562,344)
Accumulated undistributed net investment income	442,578	597,807	465,048
Net unrealized appreciation	3,093,853	4,121,831	6,892,429

Net Assets	$204,623,470	$237,084,237	$368,214,953

Class A Shares

Net Assets	$183,218,628	$186,046,448	$304,985,237
Shares Outstanding	19,046,499	21,787,340	32,046,976
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.62	$8.54	$9.52
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.10	$8.97	$9.99

Class B Shares

Net Assets	$3,395,775	$18,891,613	$10,925,358
Shares Outstanding	381,786	2,211,678	1,146,372
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.89	$8.54	$9.53

Class C Shares

Net Assets	$12,223,722	$19,849,086	$43,495,236
Shares Outstanding	1,374,175	2,323,131	4,567,725
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.90	$8.54	$9.52

Class I Shares

Net Assets	$5,785,345	$12,297,090	$8,809,122
Shares Outstanding	600,860	1,440,200	925,769
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.63	$8.54	$9.52

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of March 31, 2010	Ohio Fund	Rhode Island Fund

Assets

Investments —
Identified cost	$285,744,464	$50,663,994
Unrealized appreciation (depreciation)	5,480,253	(591,645)

Investments, at value	$291,224,717	$50,072,349

Interest receivable	$4,086,664	$687,664
Receivable for investments sold	35,000	—
Receivable for Fund shares sold	353,450	57,839

Total assets	$295,699,831	$50,817,852

Liabilities

Payable for floating rate notes issued	$7,470,000	$750,000
Payable for when-issued securities	—	484,930
Payable for variation margin on open financial futures contracts	121,406	4,375
Payable for open swap contracts	82,437	9,140
Payable for Fund shares redeemed	334,125	111,527
Distributions payable	392,922	58,646
Payable to affiliates:
Investment adviser fee	103,411	11,491
Distribution and service fees	67,941	15,342
Interest expense and fees payable	16,163	1,998
Accrued expenses	100,430	42,380

Total liabilities	$8,688,835	$1,489,829

Net Assets	$287,010,996	$49,328,023

Sources of Net Assets

Paid-in capital	$304,591,969	$53,604,236
Accumulated net realized loss	(22,889,846)	(3,651,963)
Accumulated distributions in excess of net investment income	(75,820)	(21,923)
Net unrealized appreciation (depreciation)	5,384,693	(602,327)

Net Assets	$287,010,996	$49,328,023

Class A Shares

Net Assets	$257,510,502	$38,715,237
Shares Outstanding	28,918,866	4,391,204
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.90	$8.82
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.34	$9.26

Class B Shares

Net Assets	$—	$6,532,461
Shares Outstanding	—	724,079
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.02

Class C Shares

Net Assets	$29,500,494	$4,080,325
Shares Outstanding	3,314,604	452,026
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.90	$9.03

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended March 31, 2010	California Fund	Massachusetts Fund	New York Fund

Investment Income

Interest	$6,056,058	$7,150,126	$10,499,408

Total investment income	$6,056,058	$7,150,126	$10,499,408

Expenses

Investment adviser fee	$496,621	$535,765	$800,775
Distribution and service fees
Class A	236,431	191,602	310,166
Class B	16,915	89,846	50,162
Class C	61,939	89,040	203,996
Trustees’ fees and expenses	3,717	4,287	6,433
Custodian fee	66,728	76,337	102,206
Transfer and dividend disbursing agent fees	40,829	51,126	91,146
Legal and accounting services	47,748	44,930	44,611
Printing and postage	9,125	11,301	17,029
Registration fees	924	3,709	726
Interest expense and fees	95,799	113,854	149,935
Miscellaneous	14,376	16,691	19,263

Total expenses	$1,091,152	$1,228,488	$1,796,448

Deduct —
Reduction of custodian fee	$729	$194	$1,410

Total expense reductions	$729	$194	$1,410

Net expenses	$1,090,423	$1,228,294	$1,795,038

Net investment income	$4,965,635	$5,921,832	$8,704,370

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,601,095	$(1,809,326)	$(212,870)
Financial futures contracts	98,945	(663,455)	259,166
Swap contracts	257,784	458,409	654,082

Net realized gain (loss)	$1,957,824	$(2,014,372)	$700,378

Change in unrealized appreciation (depreciation) —
Investments	$(10,260,552)	$(7,529,682)	$(9,644,197)
Financial futures contracts	439,258	660,847	1,076,688
Swap contracts	439,568	41,685	59,478

Net change in unrealized appreciation (depreciation)	$(9,381,726)	$(6,827,150)	$(8,508,031)

Net realized and unrealized loss	$(7,423,902)	$(8,841,522)	$(7,807,653)

Net increase (decrease) in net assets from operations	$(2,458,267)	$(2,919,690)	$896,717

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended March 31, 2010	Ohio Fund	Rhode Island Fund

Investment Income

Interest	$7,225,718	$1,309,079

Total investment income	$7,225,718	$1,309,079

Expenses

Investment adviser fee	$574,673	$67,922
Distribution and service fees
Class A	258,797	39,240
Class B	—	34,593
Class C	138,437	19,179
Trustees’ fees and expenses	5,059	1,092
Custodian fee	84,419	21,665
Transfer and dividend disbursing agent fees	63,409	11,811
Legal and accounting services	33,594	21,249
Printing and postage	12,668	4,423
Registration fees	1,652	176
Interest expense and fees	19,619	5,125
Miscellaneous	3,015	8,271

Total expenses	$1,195,342	$234,746

Deduct —
Reduction of custodian fee	$1,186	$88

Total expense reductions	$1,186	$88

Net expenses	$1,194,156	$234,658

Net investment income	$6,031,562	$1,074,421

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(228,418)	$(89,952)
Financial futures contracts	(49,630)	(14,260)
Swap contracts	462	92,784

Net realized loss	$(277,586)	$(11,428)

Change in unrealized appreciation (depreciation) —
Investments	$(8,578,101)	$(1,064,532)
Financial futures contracts	606,247	21,219
Swap contracts	343,322	8,437

Net change in unrealized appreciation (depreciation)	$(7,628,532)	$(1,034,876)

Net realized and unrealized loss	$(7,906,118)	$(1,046,304)

Net increase (decrease) in net assets from operations	$(1,874,556)	$28,117

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2010
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund

From operations —
Net investment income	$4,965,635	$5,921,832	$8,704,370
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	1,957,824	(2,014,372)	700,378
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(9,381,726)	(6,827,150)	(8,508,031)

Net increase (decrease) in net assets from operations	$(2,458,267)	$(2,919,690)	$896,717

Distributions to shareholders —
From net investment income
Class A	$(4,327,309)	$(4,724,640)	$(7,407,561)
Class B	(65,445)	(445,976)	(216,298)
Class C	(240,080)	(395,935)	(879,488)
Class I	(126,233)	(309,833)	(178,567)

Total distributions to shareholders	$(4,759,067)	$(5,876,384)	$(8,681,914)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,599,964	$5,872,044	$13,453,722
Class B	342,431	171,523	894,303
Class C	871,994	3,436,620	5,574,287
Class I	4,245,901	2,319,657	7,547,672
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,605,841	2,631,546	5,112,361
Class B	32,490	265,583	133,299
Class C	148,626	268,501	589,460
Class I	660	94,921	12,711
Cost of shares redeemed
Class A	(24,546,101)	(24,209,626)	(39,435,156)
Class B	(127,820)	(2,078,878)	(650,303)
Class C	(1,287,383)	(1,929,762)	(4,997,333)
Class I	(1,005,719)	(662,005)	(441,920)
Net asset value of shares exchanged
Class A	369,823	1,826,658	303,282
Class B	(369,823)	(1,826,658)	(303,282)
Contingent deferred sales charges
Class B	—	398	—

Net decrease in net assets from Fund share transactions	$(14,119,116)	$(13,819,478)	$(12,206,897)

Net decrease in net assets	$(21,336,450)	$(22,615,552)	$(19,992,094)

Net Assets

At beginning of period	$225,959,920	$259,699,789	$388,207,047

At end of period	$204,623,470	$237,084,237	$368,214,953

Accumulated undistributed net investment income included in net assets

At end of period	$442,578	$597,807	$465,048

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2010
Increase (Decrease) in Net Assets	Ohio Fund	Rhode Island Fund

From operations —
Net investment income	$6,031,562	$1,074,421
Net realized loss from investment transactions, financial futures contracts and swap contracts	(277,586)	(11,428)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,628,532)	(1,034,876)

Net increase (decrease) in net assets from operations	$(1,874,556)	$28,117

Distributions to shareholders —
From net investment income
Class A	$(5,473,512)	$(854,415)
Class B	—	(132,232)
Class C	(514,707)	(73,681)

Total distributions to shareholders	$(5,988,219)	$(1,060,328)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,336,024	$2,883,517
Class B	—	989
Class C	2,720,977	660,882
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,368,287	546,940
Class B	—	89,163
Class C	329,741	47,512
Cost of shares redeemed
Class A	(22,191,083)	(3,980,246)
Class B	—	(568,202)
Class C	(2,146,329)	(700,539)
Net asset value of shares exchanged
Class A	—	980,030
Class B	—	(980,030)

Net decrease in net assets from Fund share transactions	$(1,582,383)	$(1,019,984)

Net decrease in net assets	$(9,445,158)	$(2,052,195)

Net Assets

At beginning of period	$296,456,154	$51,380,218

At end of period	$287,010,996	$49,328,023

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(75,820)	$(21,923)

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund

From operations —
Net investment income	$11,096,723	$12,799,750	$17,714,350
Net realized loss from investment transactions, financial futures contracts and swap contracts	(13,934,687)	(17,895,498)	(18,366,092)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	28,952,444	37,779,050	49,951,959

Net increase in net assets from operations	$26,114,480	$32,683,302	$49,300,217

Distributions to shareholders —
From net investment income
Class A	$(10,057,352)	$(9,936,463)	$(15,586,232)
Class B	(133,776)	(1,074,651)	(447,350)
Class C	(507,375)	(705,259)	(1,531,437)
Class I	(87,469)	(599,315)	(49,988)

Total distributions to shareholders	$(10,785,972)	$(12,315,688)	$(17,615,007)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,936,502	$18,657,264	$35,300,886
Class B	592,830	1,495,542	1,763,508
Class C	2,358,362	3,940,208	13,163,145
Class I	2,116,015	71,704	1,234,715
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,664,655	5,231,503	10,043,620
Class B	72,499	582,007	267,450
Class C	304,657	488,087	978,288
Class I	14,023	207,335	15,468
Cost of shares redeemed
Class A	(63,849,941)	(48,405,896)	(59,265,227)
Class B	(563,856)	(4,647,403)	(2,007,188)
Class C	(6,186,213)	(4,741,428)	(7,423,296)
Class I	(65,893)	(3,190,269)	(113,788)
Net asset value of shares exchanged
Class A	99,036	3,756,526	428,134
Class B	(99,036)	(3,756,526)	(428,134)

Net decrease in net assets from Fund share transactions	$(40,606,360)	$(30,311,346)	$(6,042,419)

Net increase (decrease) in net assets	$(25,277,852)	$(9,943,732)	$25,642,791

Net Assets

At beginning of year	$251,237,772	$269,643,521	$362,564,256

At end of year	$225,959,920	$259,699,789	$388,207,047

Accumulated undistributed net investment income included in net assets

At end of year	$236,010	$552,359	$442,592

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets	Ohio Fund	Rhode Island Fund

From operations —
Net investment income	$12,765,042	$2,140,371
Net realized loss from investment transactions, financial futures contracts and swap contracts	(9,556,789)	(2,300,303)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	40,979,027	5,610,787

Net increase in net assets from operations	$44,187,280	$5,450,855

Distributions to shareholders —
From net investment income
Class A	$(11,471,357)	$(1,665,730)
Class B	(188,122)	(346,104)
Class C	(1,052,673)	(140,964)

Total distributions to shareholders	$(12,712,152)	$(2,152,798)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$24,163,955	$4,261,732
Class B	46,908	348,005
Class C	5,040,054	1,275,653
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,063,328	928,438
Class B	93,398	223,750
Class C	653,955	99,599
Cost of shares redeemed
Class A	(65,826,688)	(7,395,345)
Class B	(819,720)	(1,443,736)
Class C	(9,549,727)	(940,064)
Net asset value of shares exchanged
Class A	234,527	1,694,940
Class B	(234,527)	(1,694,940)
Net asset value of shares merged
Class A	19,344,200	—
Class B	(19,344,200)	—
Contingent deferred sales charges
Class B	19,600	—

Net decrease in net assets from Fund share transactions	$(39,114,937)	$(2,641,968)

Net increase (decrease) in net assets	$(7,639,809)	$656,089

Net Assets

At beginning of year	$304,095,963	$50,724,129

At end of year	$296,456,154	$51,380,218

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(119,163)	$(36,016)

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Fund — Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.940		$9.170	$10.620	$11.080		$10.900	$10.860

Income (Loss) From Operations

Net investment income(1)	$0.229		$0.454	$0.456	$0.458		$0.486	$0.515
Net realized and unrealized gain (loss)	(0.330)		0.757	(1.411)	(0.280)		0.181	0.037

Total income (loss) from operations	$(0.101)		$1.211	$(0.955)	$0.178		$0.667	$0.552

Less Distributions

From net investment income	$(0.219)		$(0.441)	$(0.450)	$(0.462)		$(0.487)	$(0.512)
From net realized gain	—		—	(0.045)	(0.176)		—	—

Total distributions	$(0.219)		$(0.441)	$(0.495)	$(0.638)		$(0.487)	$(0.512)

Net asset value — End of period	$9.620		$9.940	$9.170	$10.620		$11.080	$10.900

Total Return(2)	(0.98	)%(3)	13.91%	(9.32)%	1.61%		6.28%	5.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$183,219		$206,762	$232,090	$261,254		$233,618	$223,528
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.90	%(4)	0.91%	0.86%	0.84	%(5)	0.86%	0.88	%(6)
Interest and fee expense(7)	0.09	%(4)	0.18%	0.30%	0.33%		0.37%	0.23	%(6)
Total expenses before custodian fee reduction	0.99	%(4)	1.09%	1.16%	1.17	%(5)	1.23%	1.11	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.90	%(4)	0.91%	0.84%	0.82	%(5)	0.85%	0.87	%(6)
Net investment income	4.78	%(4)	5.14%	4.47%	4.22%		4.45%	4.71%
Portfolio Turnover	4	%(3)	21%	22%	41%		30%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Fund — Class B
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.190		$8.480	$9.810	$10.260		$10.090	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.178		$0.359	$0.351	$0.350		$0.374	$0.399
Net realized and unrealized gain (loss)	(0.306)		0.696	(1.295)	(0.273)		0.171	0.030

Total income (loss) from operations	$(0.128)		$1.055	$(0.944)	$0.077		$0.545	$0.429

Less Distributions

From net investment income	$(0.172)		$(0.345)	$(0.341)	$(0.351)		$(0.375)	$(0.399)
From net realized gain	—		—	(0.045)	(0.176)		—	—

Total distributions	$(0.172)		$(0.345)	$(0.386)	$(0.527)		$(0.375)	$(0.399)

Net asset value — End of period	$8.890		$9.190	$8.480	$9.810		$10.260	$10.090

Total Return(2)	(1.37	)%(3)	13.01%	(9.91)%	0.73%		5.52%	4.50	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,396		$3,642	$3,371	$3,545		$4,090	$3,655
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.65	%(5)	1.66%	1.61%	1.59	%(6)	1.61%	1.63	%(7)
Interest and fee expense(8)	0.09	%(5)	0.18%	0.30%	0.33%		0.37%	0.23	%(7)
Total expenses before custodian fee reduction	1.74	%(5)	1.84%	1.91%	1.92	%(6)	1.98%	1.86	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.65	%(5)	1.66%	1.59%	1.57	%(6)	1.60%	1.62	%(7)
Net investment income	4.01	%(5)	4.39%	3.72%	3.48%		3.70%	3.94%
Portfolio Turnover	4	%(3)	21%	22%	41%		30%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Fund — Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.190		$8.480	$9.810	$10.250		$10.090	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.179		$0.359	$0.351	$0.348		$0.366	$0.384
Net realized and unrealized gain (loss)	(0.297)		0.696	(1.295)	(0.261)		0.169	0.045

Total income (loss) from operations	$(0.118)		$1.055	$(0.944)	$0.087		$0.535	$0.429

Less Distributions

From net investment income	$(0.172)		$(0.345)	$(0.341)	$(0.351)		$(0.375)	$(0.399)
From net realized gain	—		—	(0.045)	(0.176)		—	—

Total distributions	$(0.172)		$(0.345)	$(0.386)	$(0.527)		$(0.375)	$(0.399)

Net asset value — End of period	$8.900		$9.190	$8.480	$9.810		$10.250	$10.090

Total Return(2)	(1.26	)%(3)	13.01%	(9.91)%	0.83%		5.42%	4.42	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,224		$12,903	$15,667	$11,465		$4,933	$1,725
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.65	%(5)	1.66%	1.61%	1.59	%(6)	1.61%	1.63	%(7)
Interest and fee expense(8)	0.09	%(5)	0.18%	0.30%	0.33%		0.37%	0.23	%(7)
Total expenses before custodian fee reduction	1.74	%(5)	1.84%	1.91%	1.92	%(6)	1.98%	1.86	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.65	%(5)	1.66%	1.59%	1.57	%(6)	1.60%	1.62	%(7)
Net investment income	4.02	%(5)	4.40%	3.73%	3.49%		3.62%	3.78%
Portfolio Turnover	4	%(3)	21%	22%	41%		30%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Fund — Class I
	Six Months Ended
	March 31, 2010		Year Ended	Period Ended
	(Unaudited)		September 30, 2009	September 30, 2008(1)

Net asset value — Beginning of period	$9.950		$9.170	$9.530

Income (Loss) From Operations

Net investment income(2)	$0.243		$0.481	$0.277
Net realized and unrealized gain (loss)	(0.332)		0.763	(0.362)

Total income (loss) from operations	$(0.089)		$1.244	$(0.085)

Less Distributions

From net investment income	$(0.231)		$(0.464)	$(0.275)

Total distributions	$(0.231)		$(0.464)	$(0.275)

Net asset value — End of period	$9.630		$9.950	$9.170

Total Return(3)	(0.86	)%(4)	14.31%	(1.08	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,785		$2,653	$110
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.65	%(5)	0.66%	0.63	%(5)
Interest and fee expense(6)	0.09	%(5)	0.18%	0.30	%(5)
Total expenses before custodian fee reduction	0.74	%(5)	0.84%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.65	%(5)	0.66%	0.60	%(5)
Net investment income	5.06	%(5)	5.35%	4.79	%(5)
Portfolio Turnover	4	%(4)	21%	22	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended September 30, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Fund — Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.840		$8.050	$9.490	$9.850		$9.670	$9.660

Income (Loss) From Operations

Net investment income(1)	$0.212		$0.434	$0.428	$0.415		$0.432	$0.449
Net realized and unrealized gain (loss)	(0.302)		0.774	(1.459)	(0.356)		0.180	0.017

Total income (loss) from operations	$(0.090)		$1.208	$(1.031)	$0.059		$0.612	$0.466

Less Distributions

From net investment income	$(0.210)		$(0.418)	$(0.409)	$(0.419)		$(0.432)	$(0.456)

Total distributions	$(0.210)		$(0.418)	$(0.409)	$(0.419)		$(0.432)	$(0.456)

Net asset value — End of period	$8.540		$8.840	$8.050	$9.490		$9.850	$9.670

Total Return(2)	(0.98	)%(3)	15.84%	(11.19)%	0.57%		6.51%	4.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$186,046		$206,922	$211,228	$254,366		$197,580	$156,382
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(4)	0.83%	0.78%	0.77	%(5)	0.79%	0.79	%(5)(6)
Interest and fee expense(7)	0.09	%(4)	0.21%	0.25%	0.47%		0.42%	0.28	%(6)
Total expenses before custodian fee reduction	0.91	%(4)	1.04%	1.03%	1.24	%(5)	1.21%	1.07	%(5)(6)
Expenses after custodian fee reduction excluding interest and fees	0.82	%(4)	0.83%	0.77%	0.76	%(5)	0.77%	0.78	%(5)(6)
Net investment income	4.98	%(4)	5.59%	4.73%	4.26%		4.48%	4.62%
Portfolio Turnover	7	%(3)	21%	31%	65%		28%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Fund — Class B
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.840		$8.050	$9.500	$9.850		$9.670	$9.650

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.376	$0.360	$0.343		$0.362	$0.378
Net realized and unrealized gain (loss)	(0.299)		0.773	(1.472)	(0.347)		0.179	0.026

Total income (loss) from operations	$(0.116)		$1.149	$(1.112)	$(0.004)		$0.541	$0.404

Less Distributions

From net investment income	$(0.184)		$(0.359)	$(0.338)	$(0.346)		$(0.361)	$(0.384)

Total distributions	$(0.184)		$(0.359)	$(0.338)	$(0.346)		$(0.361)	$(0.384)

Contingent deferred sales charges	$0.000	(2)	$—	$—	$—		$—	$—

Net asset value — End of period	$8.540		$8.840	$8.050	$9.500		$9.850	$9.670

Total Return(3)	(1.28	)%(4)	14.97%	(11.99)%	(0.07)%		5.73%	4.39	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,892		$23,150	$27,670	$40,938		$48,991	$54,708
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(6)	1.58%	1.53%	1.52	%(7)	1.54%	1.54	%(7)(8)
Interest and fee expense(9)	0.09	%(6)	0.21%	0.25%	0.47%		0.42%	0.28	%(8)
Total expenses before custodian fee reduction	1.58	%(6)	1.79%	1.78%	1.99	%(7)	1.96%	1.82	%(7)(8)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(6)	1.58%	1.52%	1.51	%(7)	1.52%	1.53	%(7)(8)
Net investment income	4.31	%(6)	4.85%	3.98%	3.52%		3.75%	3.88%
Portfolio Turnover	7	%(4)	21%	31%	65%		28%	15%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(8)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Fund — Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		September 30, 2006(1)

Net asset value — Beginning of period	$8.850		$8.050	$9.500	$9.850		$9.610

Income (Loss) From Operations

Net investment income(2)	$0.180		$0.376	$0.361	$0.342		$0.136
Net realized and unrealized gain (loss)	(0.310)		0.783	(1.473)	(0.346)		0.254

Total income (loss) from operations	$(0.130)		$1.159	$(1.112)	$(0.004)		$0.390

Less Distributions

From net investment income	$(0.180)		$(0.359)	$(0.338)	$(0.346)		$(0.150)

Total distributions	$(0.180)		$(0.359)	$(0.338)	$(0.346)		$(0.150)

Net asset value — End of period	$8.540		$8.850	$8.050	$9.500		$9.850

Total Return(3)	(1.44	)%(4)	15.10%	(11.99)%	(0.07)%		4.10	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,849		$18,702	$17,704	$17,583		$2,825
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56	%(5)	1.58%	1.54%	1.51	%(6)	1.54	%(5)
Interest and fee expense(7)	0.09	%(5)	0.21%	0.25%	0.47%		0.42	%(5)
Total expenses before custodian fee reduction	1.65	%(5)	1.79%	1.79%	1.98	%(6)	1.96	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56	%(5)	1.58%	1.52%	1.50	%(6)	1.52	%(5)
Net investment income	4.22	%(5)	4.83%	3.99%	3.53%		3.40	%(5)
Portfolio Turnover	7	%(4)	21%	31%	65%		28	%(8)

(1)	For the period from the start of business, May 2, 2006, to September 30, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Fund — Class I
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.840		$8.050	$9.490	$9.850		$9.670	$9.650

Income (Loss) From Operations

Net investment income(1)	$0.221		$0.450	$0.446	$0.435		$0.453	$0.468
Net realized and unrealized gain (loss)	(0.303)		0.774	(1.458)	(0.356)		0.178	0.027

Total income (loss) from operations	$(0.082)		$1.224	$(1.012)	$0.079		$0.631	$0.495

Less Distributions

From net investment income	$(0.218)		$(0.434)	$(0.428)	$(0.439)		$(0.451)	$(0.475)

Total distributions	$(0.218)		$(0.434)	$(0.428)	$(0.439)		$(0.451)	$(0.475)

Net asset value — End of period	$8.540		$8.840	$8.050	$9.490		$9.850	$9.670

Total Return(2)	(0.89	)%(3)	16.08%	(11.00)%	0.77%		6.72%	5.43	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,297		$10,926	$13,042	$16,730		$13,227	$11,701
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.62	%(5)	0.63%	0.58%	0.57	%(6)	0.59%	0.59	%(6)(7)
Interest and fee expense(8)	0.09	%(5)	0.21%	0.25%	0.47%		0.42%	0.28	%(7)
Total expenses before custodian fee reduction	0.71	%(5)	0.84%	0.83%	1.04	%(6)	1.01%	0.87	%(6)(7)
Expenses after custodian fee reduction excluding interest and fees	0.62	%(5)	0.63%	0.57%	0.56	%(6)	0.57%	0.58	%(6)(7)
Net investment income	5.19	%(5)	5.80%	4.93%	4.47%		4.69%	4.81%
Portfolio Turnover	7	%(3)	21%	31%	65%		28%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses or reduced its investment adviser fee (equal to less than 0.005% of average daily net assets for the years ended September 30, 2007 and 2005). Absent this allocation or reduction, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Fund — Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.710		$8.850	$10.400	$10.750		$10.700	$10.800

Income (Loss) From Operations

Net investment income(1)	$0.226		$0.459	$0.471	$0.466		$0.476	$0.502
Net realized and unrealized gain (loss)	(0.191)		0.857	(1.563)	(0.305)		0.170	(0.090)

Total income (loss) from operations	$0.035		$1.316	$(1.092)	$0.161		$0.646	$0.412

Less Distributions

From net investment income	$(0.225)		$(0.456)	$(0.458)	$(0.458)		$(0.473)	$(0.512)
From net realized gain	—		—	—	(0.053)		(0.123)	—

Total distributions	$(0.225)		$(0.456)	$(0.458)	$(0.511)		$(0.596)	$(0.512)

Net asset value — End of period	$9.520		$9.710	$8.850	$10.400		$10.750	$10.700

Total Return(2)	0.41	%(3)	15.77%	(10.86)%	1.50%		6.29%	3.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$304,985		$332,257	$319,101	$400,671		$393,479	$357,652
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.83%	0.78%	0.77	%(5)	0.79%	0.80	%(6)
Interest and fee expense(7)	0.08	%(4)	0.19%	0.38%	0.48%		0.48%	0.35	%(6)
Total expenses before custodian fee reduction	0.86	%(4)	1.02%	1.16%	1.25	%(5)	1.27%	1.15	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.78	%(4)	0.83%	0.77%	0.75	%(5)	0.78%	0.79	%(6)
Net investment income	4.80	%(4)	5.42%	4.71%	4.39%		4.50%	4.65%
Portfolio Turnover	7	%(3)	44%	45%	35%		34%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Fund — Class B
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.730		$8.870	$10.420	$10.760		$10.700	$10.800

Income (Loss) From Operations

Net investment income(1)	$0.191		$0.396	$0.397	$0.386		$0.396	$0.415
Net realized and unrealized gain (loss)	(0.198)		0.856	(1.566)	(0.295)		0.181	(0.083)

Total income (loss) from operations	$(0.007)		$1.252	$(1.169)	$0.091		$0.577	$0.332

Less Distributions

From net investment income	$(0.193)		$(0.392)	$(0.381)	$(0.378)		$(0.394)	$(0.432)
From net realized gain	—		—	—	(0.053)		(0.123)	—

Total distributions	$(0.193)		$(0.392)	$(0.381)	$(0.431)		$(0.517)	$(0.432)

Net asset value — End of period	$9.530		$9.730	$8.870	$10.420		$10.760	$10.700

Total Return(2)	(0.02	)%(3)	14.87%	(11.53)%	0.83%		5.59%	3.27	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,925		$11,064	$10,552	$11,439		$9,488	$6,189
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.58%	1.53%	1.51	%(6)	1.54%	1.55	%(7)
Interest and fee expense(8)	0.08	%(5)	0.19%	0.38%	0.48%		0.48%	0.35	%(7)
Total expenses before custodian fee reduction	1.61	%(5)	1.77%	1.91%	1.99	%(6)	2.02%	1.90	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(5)	1.58%	1.52%	1.50	%(6)	1.53%	1.54	%(7)
Net investment income	4.05	%(5)	4.68%	3.96%	3.63%		3.74%	3.84%
Portfolio Turnover	7	%(3)	44%	45%	35%		34%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Fund — Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.720		$8.860	$10.400	$10.750		$10.700	$10.800

Income (Loss) From Operations

Net investment income(1)	$0.191		$0.395	$0.396	$0.383		$0.391	$0.408
Net realized and unrealized gain (loss)	(0.198)		0.857	(1.556)	(0.302)		0.176	(0.077)

Total income (loss) from operations	$(0.007)		$1.252	$(1.160)	$0.081		$0.567	$0.331

Less Distributions

From net investment income	$(0.193)		$(0.392)	$(0.380)	$(0.378)		$(0.394)	$(0.431)
From net realized gain	—		—	—	(0.053)		(0.123)	—

Total distributions	$(0.193)		$(0.392)	$(0.380)	$(0.431)		$(0.517)	$(0.431)

Net asset value — End of period	$9.520		$9.720	$8.860	$10.400		$10.750	$10.700

Total Return(2)	(0.03	)%(3)	14.88%	(11.46)%	0.73%		5.50%	3.20	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,495		$43,214	$32,684	$31,131		$13,889	$4,702
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.58%	1.53%	1.51	%(6)	1.54%	1.54	%(7)
Interest and fee expense(8)	0.08	%(5)	0.19%	0.38%	0.48%		0.48%	0.35	%(7)
Total expenses before custodian fee reduction	1.61	%(5)	1.77%	1.91%	1.99	%(6)	2.02%	1.89	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(5)	1.58%	1.52%	1.50	%(6)	1.53%	1.53	%(7)
Net investment income	4.04	%(5)	4.65%	3.97%	3.62%		3.70%	3.78%
Portfolio Turnover	7	%(3)	44%	45%	35%		34%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.09% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Fund — Class I
	Six Months Ended
	March 31, 2010		Year Ended	Period Ended
	(Unaudited)		September 30, 2009	September 30, 2008(1)

Net asset value — Beginning of period	$9.710		$8.850	$9.340

Income (Loss) From Operations

Net investment income(2)	$0.238		$0.481	$0.290
Net realized and unrealized gain (loss)	(0.194)		0.852	(0.504)

Total income (loss) from operations	$0.044		$1.333	$(0.214)

Less Distributions

From net investment income	$(0.234)		$(0.473)	$(0.276)

Total distributions	$(0.234)		$(0.473)	$(0.276)

Net asset value — End of period	$9.520		$9.710	$8.850

Total Return(3)	0.51	%(4)	16.00%	(2.51	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,809		$1,672	$227
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60	%(5)	0.63%	0.61	%(5)
Interest and fee expense(6)	0.08	%(5)	0.19%	0.38	%(5)
Total expenses before custodian fee reduction	0.68	%(5)	0.82%	0.99	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.60	%(5)	0.63%	0.58	%(5)
Net investment income	5.05	%(5)	5.61%	5.09	%(5)
Portfolio Turnover	7	%(4)	44%	45	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended September 30, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Ohio Fund — Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.150		$8.140	$9.240	$9.450		$9.320	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.190		$0.381	$0.384	$0.382		$0.420	$0.464
Net realized and unrealized gain (loss)	(0.252)		1.008	(1.108)	(0.197)		0.137	0.142

Total income (loss) from operations	$(0.062)		$1.389	$(0.724)	$0.185		$0.557	$0.606

Less Distributions

From net investment income	$(0.188)		$(0.379)	$(0.376)	$(0.395)		$(0.427)	$(0.466)

Total distributions	$(0.188)		$(0.379)	$(0.376)	$(0.395)		$(0.427)	$(0.466)

Net asset value — End of period	$8.900		$9.150	$8.140	$9.240		$9.450	$9.320

Total Return(2)	(0.65	)%(3)	17.71%	(8.09)%	1.98%		6.15%	6.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$257,511		$267,068	$251,447	$274,850		$182,719	$140,355
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.80%	0.77%	0.77	%(5)	0.78%	0.82	%(6)
Interest and fee expense(7)	0.01	%(4)	0.08%	0.20%	0.31%		0.47%	0.35	%(6)
Total expenses before custodian fee reduction	0.75	%(4)	0.88%	0.97%	1.08	%(5)	1.25%	1.17	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.80%	0.75%	0.74	%(5)	0.75%	0.81	%(6)
Net investment income	4.27	%(4)	4.66%	4.28%	4.09%		4.53%	4.97%
Portfolio Turnover	5	%(3)	10%	30%	39%		24%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Ohio Fund — Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		September 30, 2006(1)

Net asset value — Beginning of period	$9.150		$8.130	$9.240	$9.440		$9.300

Income (Loss) From Operations

Net investment income(2)	$0.156		$0.320	$0.316	$0.310		$0.211
Net realized and unrealized gain (loss)	(0.249)		1.017	(1.118)	(0.186)		0.160

Total income (loss) from operations	$(0.093)		$1.337	$(0.802)	$0.124		$0.371

Less Distributions

From net investment income	$(0.157)		$(0.317)	$(0.308)	$(0.324)		$(0.231)

Total distributions	$(0.157)		$(0.317)	$(0.308)	$(0.324)		$(0.231)

Net asset value — End of period	$8.900		$9.150	$8.130	$9.240		$9.440

Total Return(3)	(1.00	)%(4)	16.98%	(8.91)%	1.32%		4.06	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,500		$29,388	$30,157	$30,804		$8,294
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(5)	1.55%	1.52%	1.52	%(6)	1.53	%(5)
Interest and fee expense(7)	0.01	%(5)	0.08%	0.20%	0.31%		0.47	%(5)
Total expenses before custodian fee reduction	1.50	%(5)	1.63%	1.72%	1.83	%(6)	2.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.55%	1.50%	1.49	%(6)	1.50	%(5)
Net investment income	3.51	%(5)	3.92%	3.53%	3.33%		3.45	%(5)
Portfolio Turnover	5	%(4)	10%	30%	39%		24	%(8)

(1)	For the period from the start of business, February 3, 2006, to September 30, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Rhode Island Fund — Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.000		$8.380	$9.640	$9.860		$9.760	$9.780

Income (Loss) From Operations

Net investment income(1)	$0.194		$0.392	$0.411	$0.411		$0.423	$0.441
Net realized and unrealized gain (loss)	(0.183)		0.622	(1.265)	(0.225)		0.106	(0.014)

Total income (loss) from operations	$0.011		$1.014	$(0.854)	$0.186		$0.529	$0.427

Less Distributions

From net investment income	$(0.191)		$(0.394)	$(0.406)	$(0.406)		$(0.429)	$(0.447)

Total distributions	$(0.191)		$(0.394)	$(0.406)	$(0.406)		$(0.429)	$(0.447)

Net asset value — End of period	$8.820		$9.000	$8.380	$9.640		$9.860	$9.760

Total Return(2)	0.15	%(3)	12.70%	(9.14)%	1.91%		5.56%	4.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,715		$39,064	$37,003	$46,764		$39,291	$29,745
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.79%	0.79%	0.74	%(5)	0.75%	0.77	%(6)
Interest and fee expense(7)	0.02	%(4)	0.08%	0.17%	0.40%		0.35%	0.18	%(6)
Total expenses before custodian fee reduction	0.76	%(4)	0.87%	0.96%	1.14	%(5)	1.10%	0.95	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.79%	0.77%	0.69	%(5)	0.72%	0.75	%(6)
Net investment income	4.42	%(4)	4.80%	4.43%	4.20%		4.34%	4.49%
Portfolio Turnover	8	%(3)	27%	8%	14%		19%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Rhode Island Fund — Class B
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.210		$8.570	$9.860	$10.080		$9.980	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.339	$0.349	$0.345		$0.361	$0.377
Net realized and unrealized gain (loss)	(0.191)		0.640	(1.298)	(0.224)		0.103	(0.015)

Total income (loss) from operations	$(0.026)		$0.979	$(0.949)	$0.121		$0.464	$0.362

Less Distributions

From net investment income	$(0.164)		$(0.339)	$(0.341)	$(0.341)		$(0.364)	$(0.382)

Total distributions	$(0.164)		$(0.339)	$(0.341)	$(0.341)		$(0.364)	$(0.382)

Net asset value — End of period	$9.020		$9.210	$8.570	$9.860		$10.080	$9.980

Total Return(2)	(0.26	)%(3)	11.92%	(9.87)%	1.20%		4.76%	3.83	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,532		$8,157	$10,286	$13,989		$18,564	$22,793
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(5)	1.54%	1.54%	1.49	%(6)	1.50%	1.52	%(7)
Interest and fee expense(8)	0.02	%(5)	0.08%	0.17%	0.40%		0.35%	0.18	%(7)
Total expenses before custodian fee reduction	1.51	%(5)	1.62%	1.71%	1.89	%(6)	1.85%	1.70	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.54%	1.52%	1.44	%(6)	1.47%	1.50	%(7)
Net investment income	3.67	%(5)	4.08%	3.68%	3.45%		3.62%	3.76%
Portfolio Turnover	8	%(3)	27%	8%	14%		19%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Rhode Island Fund — Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		September 30, 2006(1)

Net asset value — Beginning of period	$9.220		$8.580	$9.870	$10.090		$10.040

Income (Loss) From Operations

Net investment income(2)	$0.165		$0.339	$0.347	$0.344		$0.173
Net realized and unrealized gain (loss)	(0.191)		0.640	(1.296)	(0.223)		0.065

Total income (loss) from operations	$(0.026)		$0.979	$(0.949)	$0.121		$0.238

Less Distributions

From net investment income	$(0.164)		$(0.339)	$(0.341)	$(0.341)		$(0.188)

Total distributions	$(0.164)		$(0.339)	$(0.341)	$(0.341)		$(0.188)

Net asset value — End of period	$9.030		$9.220	$8.580	$9.870		$10.090

Total Return(3)	(0.26	)%(4)	11.91%	(9.85)%	1.20%		2.40	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,080		$4,159	$3,435	$3,281		$428
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(5)	1.54%	1.54%	1.48	%(6)	1.50	%(5)
Interest and fee expense(7)	0.02	%(5)	0.08%	0.17%	0.40%		0.35	%(5)
Total expenses before custodian fee reduction	1.51	%(5)	1.62%	1.71%	1.88	%(6)	1.85	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.54%	1.52%	1.44	%(6)	1.47	%(5)
Net investment income	3.67	%(5)	4.07%	3.66%	3.45%		3.23	%(5)
Portfolio Turnover	8	%(4)	27%	8%	14%		19	%(8)

(1)	For the period from the start of business, March 20, 2006, to September 30, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-five funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Income Fund (formerly, Eaton Vance California Municipals Fund) (California Fund), Eaton Vance Massachusetts Municipal Income Fund (formerly, Eaton Vance Massachusetts Municipals Fund) (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (formerly, Eaton Vance New York Municipals Fund) (New York Fund), Eaton Vance Ohio Municipal Income Fund (formerly, Eaton Vance Ohio Municipals Fund) (Ohio Fund) and Eaton Vance Rhode Island Municipal Income Fund (formerly, Eaton Vance Rhode Island Municipals Fund) (Rhode Island Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Ohio Fund offers two classes of shares. The Rhode Island Fund offers three classes of shares. The California Fund and New York Fund offer four classes of shares, and the Massachusetts Fund offered four classes of shares prior to April 29, 2010 (see Note 13). Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

California	$658,740	September 30, 2016
	7,884,903	September 30, 2017

Massachusetts	$856,779	September 30, 2010
	1,430,573	September 30, 2011
	355,911	September 30, 2012
	1,751,809	September 30, 2013
	440,164	September 30, 2015
	91,224	September 30, 2016
	9,824,104	September 30, 2017

New York	$108,787	September 30, 2015
	2,215,774	September 30, 2016
	2,053,235	September 30, 2017

Ohio	$5,839,721	September 30, 2011
	1,709,089	September 30, 2013
	240,163	September 30, 2016
	5,075,023	September 30, 2017

Rhode Island	$384,825	September 30, 2013
	71,778	September 30, 2016
	1,132,394	September 30, 2017

Additionally, at September 30, 2009, the California Fund, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund had net capital losses of $12,518,981, $20,380,851, $24,218,300, $10,152,766 and $2,182,130, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2010.

As of March 31, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2010, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

California	$22,770,000	0.27 – 0.39	$34,484,894
Massachusetts	22,400,000	0.28 – 0.39	33,917,201
New York	38,240,000	0.27 – 0.30	59,324,162
Ohio	7,470,000	0.33 – 0.47	12,880,103
Rhode Island	750,000	0.39	1,544,422

For the six months ended March 31, 2010, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Average
	Floating
	Rate
	Notes	Average
Fund	Outstanding	Interest Rate

California	$22,770,000	0.84%
Massachusetts	27,025,192	0.84
New York	38,195,330	0.79
Ohio	7,470,000	0.53
Rhode Island	750,000	1.37

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2010.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates as daily net assets exceed that level.

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

For the six months ended March 31, 2010, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

California	$496,621	0.47%
Massachusetts	535,765	0.44
New York	800,775	0.43
Ohio	574,673	0.40
Rhode Island	67,922	0.27

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2010 were as follows:

	EVM’s Sub-
	Transfer Agent	EVD’s Class A
Fund	Fees	Sales Charges

California	$2,064	$16,937
Massachusetts	2,548	18,853
New York	3,958	39,407
Ohio	3,122	57,545
Rhode Island	607	3,826

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2010 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

California	$236,431
Massachusetts	191,602
New York	310,166
Ohio	258,797
Rhode Island	39,240

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Such payments were discounted during portions of the six months ended March 31, 2010 with respect to Class B of the Massachusetts Fund. For the six months ended March 31, 2010, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) (0.67% for Class B of the Massachusetts Fund) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

California	$12,686	$46,454
Massachusetts	69,193	70,295
New York	39,602	161,050
Ohio	—	109,293
Rhode Island	27,310	15,141

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At March 31, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

California	$31,000	$1,025,000
Massachusetts	1,000	1,878,000
New York	276,000	3,143,000
Ohio	—	2,810,000
Rhode Island	999,000	395,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2010 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

California	$4,229	$15,485
Massachusetts	20,653	18,745
New York	10,560	42,946
Ohio	—	29,144
Rhode Island	7,283	4,038

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended March 31, 2010, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B		Class C

California	$—	$2,000		$300
Massachusetts	9,000	6,000	*	2,000
New York	19,000	5,000		4,000
Ohio	11,000	—		100
Rhode Island	9,000	3,000		40

*	Includes $398 that was paid directly to the Massachusetts Fund for days when no Uncovered Distribution Charges existed.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2010 were as follows:

Fund	Purchases	Sales

California	$9,686,384	$21,576,326
Massachusetts	19,749,313	40,029,346
New York	27,029,008	38,578,125
Ohio	14,031,571	13,970,494
Rhode Island	4,103,092	5,123,867

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund
	Six Months Ended
	March 31, 2010	Year Ended
Class A	(Unaudited)	September 30, 2009

Sales	478,125	2,169,408
Issued to shareholders electing to receive payments of distributions in Fund shares	272,277	639,509
Redemptions	(2,549,360)	(7,328,538)
Exchange from Class B shares	38,933	12,028

Net decrease	(1,760,025)	(4,507,593)

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

California Fund (continued)
	Six Months Ended
	March 31, 2010	Year Ended
Class B	(Unaudited)	September 30, 2009

Sales	38,249	73,370
Issued to shareholders electing to receive payments of distributions in Fund shares	3,671	8,820
Redemptions	(14,428)	(70,636)
Exchange to Class A shares	(42,023)	(12,981)

Net decrease	(14,531)	(1,427)

	Six Months Ended
	March 31, 2010	Year Ended
Class C	(Unaudited)	September 30, 2009

Sales	98,496	295,098
Issued to shareholders electing to receive payments of distributions in Fund shares	16,792	37,169
Redemptions	(144,850)	(776,735)

Net decrease	(29,562)	(444,468)

	Six Months Ended
	March 31, 2010	Year Ended
Class I	(Unaudited)	September 30, 2009

Sales	438,649	260,585
Issued to shareholders electing to receive payments of distributions in Fund shares	69	1,595
Redemptions	(104,621)	(7,371)

Net increase	334,097	254,809

Massachusetts Fund
	Six Months Ended
	March 31, 2010	Year Ended
Class A	(Unaudited)	September 30, 2009

Sales	689,216	2,414,904
Issued to shareholders electing to receive payments of distributions in Fund shares	310,335	670,397
Redemptions	(2,837,778)	(6,390,397)
Exchange from Class B shares	214,114	477,309

Net decrease	(1,624,113)	(2,827,787)

	Six Months Ended
	March 31, 2010	Year Ended
Class B	(Unaudited)	September 30, 2009

Sales	20,085	196,404
Issued to shareholders electing to receive payments of distributions in Fund shares	31,299	74,570
Redemptions	(243,413)	(612,384)
Exchange to Class A shares	(213,934)	(476,840)

Net decrease	(405,963)	(818,250)

	Six Months Ended
	March 31, 2010	Year Ended
Class C	(Unaudited)	September 30, 2009

Sales	403,031	501,235
Issued to shareholders electing to receive payments of distributions in Fund shares	31,640	62,458
Redemptions	(225,791)	(647,353)

Net increase (decrease)	208,880	(83,660)

	Six Months Ended
	March 31, 2010	Year Ended
Class I	(Unaudited)	September 30, 2009

Sales	270,232	9,024
Issued to shareholders electing to receive payments of distributions in Fund shares	11,192	26,720
Redemptions	(77,599)	(419,880)

Net increase (decrease)	203,825	(384,136)

New York Fund
	Six Months Ended
	March 31, 2010	Year Ended
Class A	(Unaudited)	September 30, 2009

Sales	1,422,783	4,148,971
Issued to shareholders electing to receive payments of distributions in Fund shares	543,708	1,184,532
Redemptions	(4,167,846)	(7,214,253)
Exchange from Class B shares	32,123	47,131

Net decrease	(2,169,232)	(1,833,619)

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New York Fund (continued)
	Six Months Ended
	March 31, 2010	Year Ended
Class B	(Unaudited)	September 30, 2009

Sales	95,599	212,266
Issued to shareholders electing to receive payments of distributions in Fund shares	14,159	31,437
Redemptions	(68,605)	(248,966)
Exchange to Class A shares	(32,086)	(47,055)

Net increase (decrease)	9,067	(52,318)

	Six Months Ended
	March 31, 2010	Year Ended
Class C	(Unaudited)	September 30, 2009

Sales	588,680	1,544,671
Issued to shareholders electing to receive payments of distributions in Fund shares	62,649	114,608
Redemptions	(529,565)	(903,265)

Net increase	121,764	756,014

	Six Months Ended
	March 31, 2010	Year Ended
Class I	(Unaudited)	September 30, 2009

Sales	798,968	158,359
Issued to shareholders electing to receive payments of distributions in Fund shares	1,351	1,849
Redemptions	(46,818)	(13,598)

Net increase	753,501	146,610

Ohio Fund
	Six Months Ended
	March 31, 2010	Year Ended
Class A	(Unaudited)	September 30, 2009

Sales	1,837,705	5,585,228
Issued to shareholders electing to receive payments of distributions in Fund shares	379,784	861,047
Redemptions	(2,493,135)	(8,186,081)
Exchange from Class B shares	—	30,123

Net decrease	(275,646)	(1,709,683)

		Year Ended
Class B		September 30, 2009(1)

Sales		5,928
Issued to shareholders electing to receive payments of distributions in Fund shares		11,970
Redemptions		(108,141)
Exchange to Class A shares		(30,112)
Merger to Class A shares		(2,644,707)

Net decrease		(2,765,062)

	Six Months Ended
	March 31, 2010	Year Ended
Class C	(Unaudited)	September 30, 2009

Sales	305,270	630,268
Issued to shareholders electing to receive payments of distributions in Fund shares	37,191	79,736
Redemptions	(241,168)	(1,204,468)

Net increase (decrease)	101,293	(494,464)

Rhode Island Fund
	Six Months Ended
	March 31, 2010	Year Ended
Class A	(Unaudited)	September 30, 2009

Sales	328,136	524,672
Issued to shareholders electing to receive payments of distributions in Fund shares	62,224	113,581
Redemptions	(451,330)	(920,369)
Exchange from Class B shares	111,185	206,204

Net increase (decrease)	50,215	(75,912)

	Six Months Ended
	March 31, 2010	Year Ended
Class B	(Unaudited)	September 30, 2009

Sales	92	40,543
Issued to shareholders electing to receive payments of distributions in Fund shares	9,913	26,870
Redemptions	(63,005)	(180,245)
Exchange to Class A shares	(108,600)	(201,367)

Net decrease	(161,600)	(314,199)

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Rhode Island Fund (continued)
	Six Months Ended
	March 31, 2010	Year Ended
Class C	(Unaudited)	September 30, 2009

Sales	73,284	151,576
Issued to shareholders electing to receive payments of distributions in Fund shares	5,278	11,928
Redemptions	(77,846)	(112,659)

Net increase	716	50,845

(1)	At the close of business on December 5, 2008, the Ohio Fund’s Class B shares were merged into Class A shares.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

California Fund

Aggregate cost	$202,463,881

Gross unrealized appreciation	$10,704,620
Gross unrealized depreciation	(7,479,125)

Net unrealized appreciation	$3,225,495

Massachusetts Fund

Aggregate cost	$229,340,758

Gross unrealized appreciation	$9,609,388
Gross unrealized depreciation	(4,838,866)

Net unrealized appreciation	$4,770,522

New York Fund

Aggregate cost	$361,239,202

Gross unrealized appreciation	$15,855,588
Gross unrealized depreciation	(12,271,240)

Net unrealized appreciation	$3,584,348

Ohio Fund

Aggregate cost	$278,568,205

Gross unrealized appreciation	$11,384,968
Gross unrealized depreciation	(6,198,456)

Net unrealized appreciation	$5,186,512

Rhode Island Fund

Aggregate cost	$49,803,767

Gross unrealized appreciation	$1,636,152
Gross unrealized depreciation	(2,117,570)

Net unrealized depreciation	$(481,418)

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2010.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2010 is as follows:

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

California	6/10	173 U.S. 30-Year Treasury Bond	Short	$(20,186,329)	$(20,089,625)	$96,704

Massachusetts	6/10	100 U.S. 10-Year Treasury Note	Short	$(11,577,775)	$(11,625,000)	$(47,225)
	6/10	75 U.S. 30-Year Treasury Bond	Short	(8,751,300)	(8,709,375)	41,925

New York	6/10	428 U.S. 30-Year Treasury Bond	Short	$(49,940,754)	$(49,701,500)	$239,254

Ohio	6/10	105 U.S. 10-Year Treasury Note	Short	$(12,156,664)	$(12,206,250)	$(49,586)
	6/10	189 U.S. 30-Year Treasury Bond	Short	(21,984,088)	(21,947,625)	36,463

Rhode Island	6/10	8 U.S. 10-Year Treasury Note	Short	$(926,222)	$(930,000)	$(3,778)
	6/10	4 U.S. 30-Year Treasury Bond	Short	(466,736)	(464,500)	2,236

Interest Rate Swaps
California Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$3,500,000	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(25,338)

Merrill Lynch Capital Services, Inc.	5,212,500	4.665	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	(99,930)

$(125,268)

Massachusetts Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$6,237,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(45,155)

New York Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$8,900,000	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(64,430)

Ohio Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$4,300,000	4.665%	3-month USD-LIBOR-BBA	May 24, 2010/ May 24, 2040	$(82,437)

Rhode Island Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,262,500	4.609%	3-month USD-LIBOR-BBA	June 15, 2010/ June 15, 2040	$(9,140)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At March 31, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At March 31, 2010, the fair value of interest rate swaps with credit-related contingent features in a liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at March 31, 2010 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At March 31, 2010, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2010 were as follows:

	Fair Value

	Asset Derivative		Liability Derivative

California Fund
Futures Contracts	$96,704	(1)	$—
Interest Rate Swaps	—		(125,268	)(2)

Total	$96,704		$(125,268)

Massachusetts Fund
Futures Contracts	$41,925	(1)	$(47,225	)(3)
Interest Rate Swaps	—		(45,155	)(2)

Total	$41,925		$(92,380)

New York Fund
Futures Contracts	$239,254	(1)	$—
Interest Rate Swaps	—		(64,430	)(2)

Total	$239,254		$(64,430)

Ohio Fund
Futures Contracts	$36,463	(1)	$(49,586	)(3)
Interest Rate Swaps	—		(82,437	)(2)

Total	$36,463		$(132,023)

Rhode Island Fund
Futures Contracts	$2,236	(1)	$(3,778	)(3)
Interest Rate Swaps	—		(9,140	)(2)

Total	$2,236		$(12,918)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation (depreciation).

(3)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

California	$356,729	$878,826
Massachusetts	(205,046)	702,532
New York	913,248	1,136,166
Ohio	(49,168)	949,569
Rhode Island	78,524	29,656

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended March 31, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount

Fund	Futures Contacts	Interest Rate Swaps

California	$17,300,000	$8,713,000
Massachusetts	25,000,000	6,238,000
New York	42,800,000	8,900,000
Ohio	30,971,429	4,300,000
Rhode Island	1,200,000	1,263,000

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

California Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$228,459,376	$—	$228,459,376

Total Investments	$—	$228,459,376	$—	$228,459,376

Futures Contracts	$96,704	$—	$—	$96,704

Total	$96,704	$228,459,376	$—	$228,556,080

Liability Description

Interest Rate Swaps	$—	$(125,268)	$—	$(125,268)

Total	$—	$(125,268)	$—	$(125,268)

Massachusetts Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$255,674,447	$—	$255,674,447
Short-Term Investments	—	836,833	—	836,833

Total Investments	$—	$256,511,280	$—	$256,511,280

Futures Contracts	$41,925	$—	$—	$41,925

Total	$41,925	$256,511,280	$—	$256,553,205

Liability Description

Futures Contracts	$(47,225)	$—	$—	$(47,225)
Interest Rate Swaps	—	(45,155)	—	(45,155)

Total	$(47,225)	$(45,155)	$—	$(92,380)

New York Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$401,601,307	$—	$401,601,307
Short-Term Investments	—	1,462,243	—	1,462,243

Total Investments	$—	$403,063,550	$—	$403,063,550

Futures Contracts	$239,254	$—	$—	$239,254

Total	$239,254	$403,063,550	$—	$403,302,804

Liability Description

Interest Rate Swaps	$—	$(64,430)	$—	$(64,430)

Total	$—	$(64,430)	$—	$(64,430)

Ohio Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$285,928,320	$—	$285,928,320
Short-Term Investments	—	5,296,397	—	5,296,397

Total Investments	$—	$291,224,717	$—	$291,224,717

Futures Contracts	$36,463	$—	$—	$36,463

Total	$36,463	$291,224,717	$—	$291,261,180

Liability Description

Futures Contracts	$(49,586)	$—	$—	$(49,586)
Interest Rate Swaps	—	(82,437)	—	(82,437)

Total	$(49,586)	$(82,437)	$—	$(132,023)

Eaton Vance Municipal Income Funds as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Rhode Island Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$49,081,255	$—	$49,081,255
Short-Term Investments	—	991,094	—	991,094

Total Investments	$—	$50,072,349	$—	$50,072,349

Futures Contracts	$2,236	$—	$—	$2,236

Total	$2,236	$50,072,349	$—	$50,074,585

Liability Description

Futures Contracts	$(3,778)	$—	$—	$(3,778)
Interest Rate Swaps	—	(9,140)	—	(9,140)

Total	$(3,778)	$(9,140)	$—	$(12,918)

The Funds held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

12   Name Change

Effective December 1, 2009, the names of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance Ohio Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund were changed from Eaton Vance California Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund and Eaton Vance Rhode Island Municipals Fund, respectively.

13   Subsequent Event

On April 26, 2010, the Trustees of the Massachusetts Fund approved the conversion of the Fund’s Class B shares to Class A shares as a result of the Fund’s extinguishment of Uncovered Distribution Charges under its Class B Plan. Such conversion is expected to be completed in June 2010. Effective April 29, 2010, Class B of the Massachusetts Fund is no longer available for purchase or exchange.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipals Fund
•	Eaton Vance Massachusetts Municipals Fund
•	Eaton Vance New York Municipals Fund
•	Eaton Vance Ohio Municipals Fund
•	Eaton Vance Rhode Island Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipal Income Funds

OFFICERS AND TRUSTEES

Officers
Thomas M. Metzold
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Cynthia J. Clemson
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

438-5/10	MUNISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	May 12, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 12, 2010

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	May 12, 2010